UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Tax-Managed Emerging Markets Fund Semiannual Report December 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report December 31, 2011
Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Officers and Trustees	36
Important Notices	37

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
December 31, 2011
Portfolio Managers David Stein, Ph.D; Thomas Seto, each of Parametric Portfolio Associates LLC
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class I at NAV	6/30/1998	-18.83%	-18.05%	3.15%	16.69%
Class I at NAV with redemption fee	—	-20.42	-19.66	2.77	16.50
MSCI Emerging Markets Index	—	-19.13%	-18.42%	2.40%	13.85%

% After-Tax Returns with Redemption Fee	Inception Date	One Year	Five Years	Ten Years

Class I After Taxes on Distributions	6/30/1998	-19.63%	2.64%	16.11%
Class I After Taxes on Distributions and Sale of Fund Shares	—	-12.32	2.55	14.95

% Total Annual Operating Expense Ratio[3]	Class I

0.95%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
December 31, 2011
Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

America Movil SAB de CV, Series L	1.3%
Samsung Electronics Co., Ltd.	1.1
OAO Gazprom ADR	1.1
MTN Group, Ltd.	1.1
China Mobile, Ltd.	1.0
Sberbank of Russia	0.7
Taiwan Semiconductor Manufacturing Co., Ltd.	0.6
CEZ AS	0.6
Infosys, Ltd.	0.5
Cia de Bebidas das Americas, PFC Shares	0.5

Total	8.5%

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
December 31, 2011
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. Index is net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Class I shares are offered at NAV. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption. Fund performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 – December 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(7/1/11)	(12/31/11)	(7/1/11 – 12/31/11)	Ratio

Actual
Class I	$1,000.00	$811.70	$4.42	0.97%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.30	$4.93	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2011.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Argentina — 0.8%

Arcos Dorados Holdings, Inc., Class A	88,500	$1,816,905
Banco Macro SA, Class B	130,676	286,983
Banco Macro SA, Class B ADR	39,000	760,500
BBVA Banco Frances SA	76,594	141,511
BBVA Banco Frances SA ADR	59,599	290,247
Cresud SA ADR	145,131	1,653,042
Grupo Financiero Galicia SA, Class B ADR	168,800	1,000,984
IRSA Inversiones y Representaciones SA	119,544	129,184
IRSA Inversiones y Representaciones SA ADR	57,300	594,201
Ledesma SAAI	259,501	446,272
MercadoLibre, Inc.	70,600	5,615,524
Molinos Rio de la Plata SA, Class B(1)	93,310	650,546
Petrobras Energia SA ADR	72,987	921,096
Siderar SAIC	138,700	725,250
Telecom Argentina SA ADR	149,300	2,669,484
Telecom Argentina SA, Class B	229,824	907,973
Transportadora de Gas del Sur SA	252,923	161,641

		$18,771,343

Botswana — 0.4%

Barclays Bank of Botswana	1,191,347	$1,092,177
Botswana Insurance Holdings Ltd.	400,865	521,933
First National Bank of Botswana	7,511,600	2,634,665
Letshego(1)	15,329,252	2,966,349
Sechaba Breweries Ltd.	1,086,400	1,751,592
Sefalana Holding Co.	991,000	377,059
Standard Chartered Bank Botswana	850,790	1,047,288

		$10,391,063

Brazil — 6.5%

AES Tiete SA, PFC Shares	53,416	$769,775
All America Latina Logistica SA (Units)	255,200	1,272,409
Anhanguera Educacional Participacoes SA	39,000	420,265
B2W Companhia Global do Varejo	33,500	161,641
Banco Bradesco SA	73,802	1,000,645
Banco Bradesco SA ADR	42,100	702,228
Banco Bradesco SA, PFC Shares	357,660	5,896,285
Banco do Brasil SA	219,799	2,792,782
Banco Santander Brasil SA	144,000	1,154,934
BM&F Bovespa SA	556,900	2,925,946
Bombril SA, PFC Shares(1)	92,000	434,044
BR Malls Participacoes SA	128,600	1,249,287
Bradespar SA, PFC Shares	56,500	959,917
Brasil Telecom SA, PFC Shares	116,635	680,332
Braskem SA, PFC Shares	61,000	418,603
BRF-Brasil Foods SA	208,066	4,062,599
BRF-Brasil Foods SA ADR	20,600	402,730
Centrais Eletricas Brasileiras SA	44,000	420,834
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	173,982	2,504,445
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,115,535
Cia de Bebidas das Americas, PFC Shares	347,325	12,531,817
Cia de Companhia de Concessoes Rodoviarias (CCR)	354,800	2,324,437
Cia de Saneamento Basico do Estado de Sao Paulo(1)	41,800	1,165,985
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	5,500	306,075
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	358,129
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	804,072
Cia Energetica de Minas Gerais, PFC Shares	155,450	2,772,723
Cia Energetica de Sao Paulo, PFC Shares	91,600	1,623,042
Cia Hering	42,700	743,086
Cia Paranaense de Energia-Copel, PFC Shares	49,900	1,040,670
Cia Siderurgica Nacional SA (CSN)	161,700	1,298,628
Cielo SA	142,466	3,681,470
Contax Participacoes SA, PFC Shares	30,200	338,389
Cosan SA Industria e Comercio	52,100	754,162
CPFL Energia SA	121,200	1,690,725
Cyrela Brazil Realty SA	118,124	939,799
Diagnosticos da America SA	77,600	644,847
Duratex SA	139,243	665,888
EcoRodovias Infraestrutura e Logistica SA	94,500	706,755
EDP-Energias do Brasil SA	27,800	618,523
Eletropaulo Metropolitana SA, Class B, PFC Shares	47,168	923,003
Embratel Participacoes SA	37,424,000	180,574
Embratel Participacoes SA, PFC Shares	67,000,000	326,873
Empresa Brasileira de Aeronautica SA	381,832	2,407,369
Fibria Celulose SA	24,585	182,814
Fibria Celulose SA ADR	27,500	213,675
Gafisa SA	137,300	303,271
Gafisa SA ADR	32,700	150,420
Gerdau SA ADR	51,500	402,215
Gerdau SA, PFC Shares	161,400	1,254,684
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	246,766
Hypermarcas SA	168,500	767,860
Itau Unibanco Holding SA, PFC Shares	494,200	9,005,687
Itau Unibanco Holding SA ADR, PFC Shares	49,500	918,720
Itausa-Investimentos Itau SA, PFC Shares	932,392	5,638,591

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

JBS SA(1)	231,100	$753,297
Klabin SA, PFC Shares	147,000	630,478
Light SA	41,500	640,772
LLX Logistica SA(1)	154,000	278,236
Localiza Rent a Car SA	57,600	790,543
Lojas Americanas SA, PFC Shares	293,896	2,253,163
Lojas Renner SA	47,500	1,232,797
Lupatech SA(1)	64,400	153,642
Marcopolo SA, PFC Shares	257,100	977,263
Metalurgica Gerdau SA, PFC Shares	72,500	696,140
MPX Energia SA(1)	20,100	501,086
MRV Engenharia e Participacoes SA	117,600	674,612
Natura Cosmeticos SA	68,900	1,339,399
OGX Petroleo e Gas Participacoes SA(1)	245,500	1,792,634
PDG Realty SA Empreendimentos e Participacoes	407,000	1,287,388
Petroleo Brasileiro SA	275,200	3,393,432
Petroleo Brasileiro SA ADR	242,800	5,703,372
Petroleo Brasileiro SA, PFC Shares	715,000	8,237,689
Randon Participacoes SA, PFC Shares	95,550	436,449
Redecard SA	211,300	3,306,713
Souza Cruz SA	144,500	1,774,826
Suzano Papel e Celulose SA	62,800	226,925
TAM SA, PFC Shares	32,800	627,776
Tele Norte Leste Participacoes SA	11,200	128,858
Tele Norte Leste Participacoes SA, PFC Shares	95,800	901,889
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	253,042
Telefonica Brasil SA, PFC Shares	137,605	3,828,816
Telemar Norte Leste SA, PFC Shares	22,900	549,772
Tim Participacoes SA	329,644	1,632,977
Totvs SA	94,500	1,685,066
Tractebel Energia SA	56,300	904,301
Ultrapar Participacoes SA	103,648	1,778,728
Usinas Siderurgicas de Minas Gerais SA	20,700	190,326
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	586,608
Vale SA	189,400	4,005,806
Vale SA ADR, PFC Shares	50,400	1,038,240
Vale SA, PFC Shares	496,092	10,058,812
Weg SA	130,700	1,315,934

		$153,844,787

Bulgaria — 0.1%

Albena Invest Holding PLC	19,550	$74,943
Bulgartabak Holding	3,450	71,563
CB First Investment Bank AD(1)	54,000	67,229
Chimimport AD(1)	487,988	434,900
Corporate Commercial Bank AD(1)	19,900	1,065,057
Doverie Holding AD(1)	40,000	43,760
Industrial Holding Bulgaria PLC(1)	210,365	83,523
Olovno Tzinkov Komplex AD(1)	33,800	112,868
Petrol AD(1)	76,205	402,133
Sopharma AD	303,500	638,819
Vivacom	32,300	89,758

		$3,084,553

Chile — 3.2%

Administradora de Fondos de Pensiones Provida SA ADR	9,000	$588,780
AES Gener SA	1,922,700	1,017,791
Almendral SA	7,092,000	932,403
Antarchile SA, Series A	28,200	416,350
Banco de Chile	34,880,895	4,752,396
Banco de Chile ADR	19,359	1,582,598
Banco de Credito e Inversiones	60,738	3,390,572
Banco Santander Chile SA ADR	43,022	3,256,765
Besalco SA	494,500	656,795
Cap SA	64,300	2,349,209
Cencosud SA	934,900	5,380,849
Cia Cervecerias Unidas SA ADR	27,400	1,728,940
Cia Electro Metalurgica SA	10,000	167,960
Cia General de Electricidad SA	116,110	556,523
Cia Sud Americana de Vapores SA	609,456	118,489
Colbun SA	5,518,200	1,412,744
Corpbanca SA	83,071,400	1,066,576
Corpbanca SA ADR	56,666	1,127,087
Embotelladora Andina SA, Series A ADR	25,100	521,076
Embotelladora Andina SA, Series B ADR	28,200	734,046
Empresa Nacional de Electricidad SA ADR	82,759	3,670,362
Empresas CMPC SA	1,009,000	3,707,759
Empresas Copec SA	438,000	5,872,320
Empresas La Polar SA	219,000	122,252
Enersis SA	1,248,200	439,669
Enersis SA ADR	161,871	2,853,786
ENTEL SA	96,700	1,796,256
Invercap SA	17,573	150,631
Inversiones Aguas Metropolitanas SA	211,100	324,269
Lan Airlines SA	21,000	494,743
Lan Airlines SA ADR	118,400	2,751,616
Madeco SA(1)	15,429,800	697,088
Masisa SA	5,792,050	524,016
Parque Arauco SA	732,300	1,192,542
Quinenco SA	324,000	779,596

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)

Ripley Corp. SA	1,302,000	$1,240,597
S.A.C.I. Falabella SA	906,300	7,048,031
Salfacorp SA	783,700	1,961,136
Sigdo Koppers SA	634,600	1,067,643
Sociedad Quimica y Minera de Chile SA	20,950	1,088,835
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,900	3,171,765
Sonda SA	736,300	1,764,569
Vina Concha y Toro SA ADR	25,800	967,500

		$75,444,930

China — 9.0%

Agile Property Holdings, Ltd.	486,000	$432,813
Agricultural Bank of China, Ltd., Class H	4,310,000	1,850,586
Air China, Ltd., Class H	1,342,000	989,161
Alibaba.com, Ltd.(1)	523,500	540,698
Aluminum Corp. of China, Ltd., Class H	1,358,000	587,224
Angang Steel Co., Ltd., Class H	428,000	307,424
Anhui Conch Cement Co., Ltd., Class H	435,000	1,283,600
Anta Sports Products, Ltd.	711,000	845,919
AsiaInfo-Linkage, Inc.(1)	37,500	290,625
Baidu, Inc. ADR(1)	86,600	10,086,302
Bank of China, Ltd., Class H	14,203,000	5,226,401
Bank of Communications, Ltd., Class H	1,554,300	1,085,366
BBMG Corp., Class H	425,000	279,695
Beijing Capital International Airport Co., Ltd., Class H	596,000	298,825
Beijing Enterprises Holdings, Ltd.	185,500	1,115,365
Beijing North Star Co., Ltd., Class H	1,580,000	233,371
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	221,120
BYD Co., Ltd., Class H(1)	417,500	898,406
Chaoda Modern Agriculture Holdings, Ltd.(2)	2,619,660	296,822
China Agri-Industries Holdings, Ltd.	1,292,000	978,472
China Bluechemical, Ltd., Class H	850,000	642,108
China CITIC Bank Corp., Ltd., Class H	2,186,000	1,229,977
China Coal Energy Co., Class H	1,233,000	1,323,579
China Communications Construction Co., Ltd., Class H	1,677,000	1,308,791
China Communications Services Corp., Ltd., Class H	718,000	320,562
China Construction Bank Corp., Class H	16,955,580	11,777,518
China COSCO Holdings Co., Ltd., Class H	1,621,650	791,921
China Dongxiang (Group) Co., Ltd.	2,038,000	345,588
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	508,120
China Everbright International, Ltd.	675,000	243,194
China Everbright, Ltd.	456,000	709,373
China Foods, Ltd.	460,000	357,691
China High Speed Transmission Equipment Group Co., Ltd.	672,000	293,191
China International Marine Containers Co., Ltd., Class B	413,812	473,058
China Life Insurance Co., Ltd., Class H	1,900,000	4,687,522
China Longyuan Power Group Corp., Class H	1,303,000	1,019,303
China Mengniu Dairy Co., Ltd.	743,000	1,735,279
China Merchants Bank Co., Ltd., Class H	949,500	1,908,102
China Merchants Holdings (International) Co., Ltd.	824,000	2,377,990
China Merchants Property Development Co., Ltd., Class B	588,654	791,479
China Minsheng Banking Corp, Ltd., Class H	1,041,500	900,836
China Mobile, Ltd.	2,510,400	24,390,000
China National Building Material Co., Ltd., Class H	660,000	742,481
China National Materials Co., Ltd., Class H	596,000	210,677
China Oilfield Services, Ltd., Class H	564,000	886,920
China Overseas Land & Investment, Ltd.	978,360	1,623,668
China Pacific Insurance (Group) Co., Ltd., Class H	286,800	815,561
China Petroleum & Chemical Corp., Class H	4,906,000	5,162,743
China Railway Construction Corp., Class H	718,000	392,999
China Railway Group, Ltd., Class H	2,265,000	705,540
China Resources Enterprise, Ltd.	532,000	1,814,149
China Resources Land, Ltd.	536,000	854,609
China Resources Power Holdings Co., Ltd.	949,000	1,817,445
China Shenhua Energy Co., Ltd., Class H	1,060,500	4,592,688
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	533,185
China Shipping Development Co., Ltd., Class H	736,000	457,801
China Southern Airlines Co., Ltd., Class H(1)	2,064,500	1,040,347
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	510,878
China Telecom Corp., Ltd., Class H	6,998,000	3,980,369
China Travel International Investment Hong Kong, Ltd.	1,660,000	279,066
China Unicom (Hong Kong), Ltd.	2,326,290	4,910,189
China Vanke Co., Ltd., Class B	1,185,417	1,169,586
China Yurun Food Group, Ltd.	556,000	726,735
China Zhongwang Holdings, Ltd.	541,200	184,205
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	464,979
Citic Pacific, Ltd.	628,000	1,127,757
CNOOC, Ltd.	4,598,500	8,042,229
Cosco Pacific, Ltd.	802,000	933,095
Ctrip.com International, Ltd. ADR(1)	61,900	1,448,460
Datang International Power Generation Co., Ltd., Class H	1,504,000	498,216
Dazhong Transportation Group Co., Ltd., Class B	633,875	303,180
Dongfeng Motor Group Co., Ltd., Class H	1,298,000	2,229,635
Focus Media Holding, Ltd. ADR(1)	55,700	1,085,593
FU JI Food & Catering Services(1)(2)	133,000	0

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Golden Eagle Retail Group, Ltd.	516,000	$1,087,736
Great Wall Motor Co., Ltd., Class H	836,750	1,216,820
Guangdong Investment, Ltd.	954,000	576,311
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,253,605
Guangzhou R&F Properties Co., Ltd., Class H	793,200	625,306
Hangzhou Steam Turbine Co., Ltd., Class B	355,299	374,853
Hidili Industry International Development, Ltd.	304,000	89,602
Huaneng Power International, Inc., Class H	1,972,000	1,049,770
Industrial & Commercial Bank of China, Ltd., Class H	14,263,000	8,442,807
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	421,547
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,051,739
Jiangsu Expressway Co., Ltd., Class H	796,000	730,509
Jiangxi Copper Co., Ltd., Class H	432,000	925,801
Kingboard Chemical Holdings, Ltd.	224,000	659,428
Kunlun Energy Co., Ltd.	574,000	812,499
Lee & Man Paper Manufacturing, Ltd.	876,000	281,014
Lenovo Group, Ltd.	1,700,000	1,130,898
Li Ning Co., Ltd.	428,000	339,709
Lianhua Supermarket Holdings Ltd., Class H	234,000	299,531
Lonking Holdings, Ltd.	1,070,000	360,505
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	443,126
Metallurgical Corp. of China, Ltd., Class H	795,000	181,548
Mindray Medical International, Ltd. ADR	51,000	1,307,640
NetEase.com, Inc. ADR(1)	46,000	2,063,100
New Oriental Education & Technology Group, Inc. ADR(1)	59,600	1,433,380
Nine Dragons Paper Holdings, Ltd.	545,000	341,498
Parkson Retail Group, Ltd.	1,024,000	1,252,783
PetroChina Co., Ltd., Class H	5,962,300	7,419,494
PICC Property & Casualty Co., Ltd., Class H	600,000	810,450
Ping An Insurance (Group) Co. of China, Ltd., Class H	385,500	2,534,116
Qingling Motors Co., Ltd., Class H	1,448,966	381,752
Renhe Commercial Holdings Co., Ltd.	2,626,000	299,736
Semiconductor Manufacturing International Corp.(1)	5,725,000	275,054
Shanda Interactive Entertainment, Ltd. ADR(1)	21,000	840,210
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	776,000	699,090
Shanghai Diesel Engine Co., Ltd., Class B	534,000	375,872
Shanghai Electric Group Co., Ltd., Class H	934,000	429,513
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	229,568
Shanghai Industrial Holdings, Ltd.	175,000	479,626
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	683,089
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	120,745
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	378,338
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	166,016
Shimao Property Holdings, Ltd.	532,000	450,245
SINA Corp.(1)	25,700	1,336,400
Sino-Ocean Land Holdings, Ltd.	1,370,500	632,339
Sinofert Holdings, Ltd.	650,000	182,267
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	536,904
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	734,797
Sinopharm Group Co., Ltd., Class H	472,400	1,130,897
Sohu.com, Inc.(1)	10,500	525,000
Sound Global, Ltd.	378,000	146,044
Suntech Power Holdings Co., Ltd. ADR(1)	92,500	204,425
Tencent Holdings, Ltd.	291,400	5,831,067
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,586,360
Travelsky Technology, Ltd., Class H	1,218,000	631,812
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,205,298
Want Want China Holdings, Ltd.	3,531,000	3,521,698
Weichai Power Co., Ltd., Class H	189,000	927,157
Wumart Stores, Inc., Class H	244,000	509,370
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	487,824
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,136,441
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,163,561
Zhejiang Expressway Co., Ltd., Class H	870,000	562,367
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	403,885
Zijin Mining Group Co., Ltd., Class H	1,620,000	603,840
ZTE Corp., Class H	590,616	1,844,808

		$213,698,902

Colombia — 1.7%

Almacenes Exito SA	483,055	$6,344,380
Banco de Bogota	14,000	352,799
Bancolombia SA ADR, PFC Shares	104,500	6,224,020
Bolsa de Valores de Colombia	11,328,600	156,619
Cementos Argos SA	284,000	1,591,045
Cia Colombiana de Inversiones SA	566,260	1,117,330
Cia de Cemento Argos SA	341,000	2,958,793
Corporacion Financiera Colombiana SA	36,126	630,459
Ecopetrol SA	2,214,400	4,814,906
Empresa de Energia de Bogota SA	768,372	465,740
Empresa de Telecommunicaciones de Bogota SA	2,267,738	558,015
Grupo Aval Acciones y Valores SA	1,723,100	1,111,104
Grupo de Inversiones Suramericana	220,000	3,529,533
Grupo Nutresa SA	236,463	2,659,218

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)

Grupo Odinsa SA	47,100	$204,703
Interconexion Electrica SA	661,500	3,821,924
ISAGEN SA ESP	1,417,300	1,520,755
Promigas SA	26,950	368,416
Tableros y Maderas de Caldas	94,854,700	488,341
Textiles Fabricato Tejicondor SA(1)	34,115,900	1,487,126

		$40,405,226

Croatia — 0.5%

Adris Grupa DD, PFC Shares	41,150	$1,546,695
Atlantic Grupa DD(1)	3,250	277,155
Atlantska Plovidba DD(1)	15,437	878,760
Croatia Osiguranje DD	160	110,116
Dalekovod DD(1)	20,940	462,685
Ericsson Nikola Tesla	5,610	1,039,887
Hrvatski Telekom DD	152,650	6,344,556
Institut IGH DD(1)	2,210	284,242
Koncar-Elektroindustrija DD	2,370	209,053
Kras DD	1,645	124,335
Petrokemija DD(1)	17,450	583,467
Podravka Prehrambena Industrija DD(1)	21,750	862,246
Privredna Banka Zagreb DD	3,310	270,414

		$12,993,611

Czech Republic — 1.6%

CEZ AS	358,370	$14,283,246
Komercni Banka AS	44,600	7,528,527
Komercni Banka AS GDR	27,154	1,534,258
New World Resources PLC, Class A	589,700	4,016,321
Pegas Nonwovens SA	33,000	763,311
Philip Morris CR AS	3,760	2,396,516
Telefonica 02 Czech Republic AS	217,400	4,213,818
Unipetrol AS(1)	322,100	2,786,782

		$37,522,779

Egypt — 1.5%

Alexandria Mineral Oils Co.	100,200	$1,133,974
Arab Cotton Ginning	1,880,400	668,009
Citadel Capital Co.(1)	1,207,400	514,692
Commercial International Bank	1,351,590	4,245,993
Eastern Tobacco	55,400	856,369
Egypt Kuwaiti Holding Co.	1,101,751	1,074,046
Egyptian Financial & Industrial Co.(1)	137,064	201,164
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	1,479,588
Egyptian for Tourism Resorts(1)	4,213,900	596,933
Egyptian International Pharmaceutical Industrial Co.	89,132	512,207
El Ezz Aldekhela Steel Alexa Co.	4,750	337,466
El Kahera Housing & Development Co. SAE	234,800	151,654
El Sewedy Cables Holding Co.	102,921	351,772
El Watany Bank of Egypt	43,866	129,013
Ezz Steel	1,247,000	780,251
Ghabbour Auto	280,700	917,645
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries(1)	1,685,000	1,092,337
Maridive & Oil Services SAE	590,740	849,760
Medinet Nasr for Housing(1)	59,062	108,169
Misr Cement (Qena)	18,251	272,561
MobiNil-Egyptian Co. for Mobil Services	84,178	1,101,711
National Societe General Bank	164,726	563,127
Nile Cotton Ginning Co.(1)	125,000	135,763
Orascom Construction Industries (OCI)	197,901	6,766,676
Orascom Telecom Holding SAE(1)	7,318,810	3,616,475
Oriental Weavers Co.	70,181	350,666
Pioneers Holding(1)	1,151,800	431,892
Sidi Kerir Petrochemicals Co.	679,500	1,370,506
Six of October Development & Investment Co.	54,253	72,376
South Valley Cement	485,000	245,778
Suez Cement Co.	138,000	520,444
Talaat Moustafa Group(1)	2,751,160	1,358,871
Telecom Egypt	1,086,300	2,384,738

		$35,192,626

Estonia — 0.3%

AS Baltika(1)	226,000	$87,514
AS Merko Ehitus	75,000	520,652
AS Nordecon International(1)	223,282	259,501
AS Olympic Entertainment Group	803,899	1,100,946
AS Tallink Group, Ltd.(1)	5,354,470	3,954,931
AS Tallinna Kaubamaja	202,800	1,260,196
AS Tallinna Vesi	35,235	286,680

		$7,470,420

Ghana — 0.2%

Aluworks Ghana, Ltd.(1)	1,810,900	$143,591
CAL Bank, Ltd.	3,266,254	557,823
Ghana Commercial Bank, Ltd.	1,384,370	1,562,113
HFC Bank Ghana, Ltd.	3,899,473	1,070,304
Produce Buying Co., Ltd.	650,000	99,115
SG-SSB, Ltd.	740,000	207,624

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ghana (continued)

Standard Chartered Bank of Ghana, Ltd.	34,600	$959,810
Unilever Ghana, Ltd.	249,000	1,008,454

		$5,608,834

Hungary — 1.6%

EGIS Rt.	15,078	$1,095,149
FHB Mortgage Bank Rt.(1)	61,300	116,886
Magyar Telekom Rt.	2,944,634	6,270,414
Magyar Telekom Rt. ADR	37,300	395,380
MOL Hungarian Oil & Gas Rt.(1)	153,145	10,886,816
OTP Bank Rt.	907,900	11,953,363
Richter Gedeon Rt.	61,022	8,564,325

		$39,282,333

India — 5.7%

ABB, Ltd.	23,000	$252,664
ACC, Ltd.	28,800	617,716
Adani Enterprises, Ltd.	139,500	766,236
Adani Power, Ltd.(1)	403,400	478,746
Aditya Birla Nuvo, Ltd.	14,406	200,584
Allahabad Bank, Ltd.	139,000	299,327
Andhra Bank	192,000	287,156
Apollo Hospitals Enterprise, Ltd.	61,400	650,853
Ashok Leyland, Ltd.	614,926	265,552
Asian Paints, Ltd.	12,200	593,589
Axis Bank, Ltd.	113,500	1,719,738
Bajaj Auto, Ltd.	33,200	993,334
Bajaj Auto, Ltd. GDR(3)	14,404	431,645
Bajaj Finserv, Ltd. GDR	7,202	57,876
Bajaj Holdings & Investment, Ltd.	11,100	142,315
Balrampur Chini Mills, Ltd.	332,600	212,132
Bank of India	129,900	645,266
Bharat Electronics, Ltd.	5,000	127,299
Bharat Forge, Ltd.	42,200	197,134
Bharat Heavy Electricals, Ltd.	254,600	1,142,603
Bharat Petroleum Corp., Ltd.	36,000	326,071
Bharti Airtel, Ltd.	1,176,200	7,611,216
Biocon, Ltd.	78,400	405,719
Cairn India, Ltd.(1)	184,700	1,094,061
Canara Bank, Ltd.	95,100	652,730
Century Textiles & Industries, Ltd.	50,000	215,951
Cipla, Ltd.	207,400	1,245,647
Coal India, Ltd.	250,000	1,415,828
Colgate-Palmolive (India), Ltd.	23,100	430,043
Container Corp. of India, Ltd.	20,800	338,424
Corporation Bank	17,000	111,573
Crompton Greaves, Ltd.	67,900	160,735
Cummins India, Ltd.	68,800	447,382
Dabur India, Ltd.	278,000	521,849
Divi’s Laboratories, Ltd.	14,000	205,695
Dr. Reddy’s Laboratories, Ltd.	24,300	724,785
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	788,724
Educomp Solutions, Ltd.	38,500	138,970
Essar Oil, Ltd.(1)	178,500	168,840
GAIL (India), Ltd.	174,650	1,264,609
GAIL (India), Ltd. GDR(3)	25,050	1,094,685
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	294,173
Glenmark Pharmaceuticals, Ltd.	114,000	628,409
GMR Infrastructure(1)	1,192,200	482,572
Grasim Industries, Ltd. GDR(3)	13,300	627,842
Great Eastern Shipping Co., Ltd. (The)	56,700	201,045
GTL, Ltd.(1)	34,000	23,430
Gujarat Ambuja Cements, Ltd.	238,600	701,108
HCL Technologies, Ltd.	79,700	580,580
HDFC Bank, Ltd.	431,200	3,462,539
HDFC Bank, Ltd. ADR	38,500	1,011,780
Hero MotoCorp, Ltd.	51,542	1,847,979
Hindalco Industries, Ltd.	357,210	773,693
Hindustan Construction, Ltd.	431,600	136,659
Hindustan Petroleum Corp., Ltd.	42,500	205,196
Hindustan Unilever, Ltd.	588,309	4,498,422
Hindustan Zinc, Ltd.	199,000	448,683
Housing Development & Infrastructure, Ltd.(1)	488,601	491,891
Housing Development Finance Corp., Ltd.	514,800	6,282,047
ICICI Bank, Ltd.	178,800	2,321,533
ICICI Bank, Ltd. ADR	50,200	1,326,786
IDBI Bank, Ltd.	346,300	506,016
Idea Cellular, Ltd.(1)	1,065,701	1,663,926
Indiabulls Infrastructure and Power, Ltd.	896,800	30,076
Indiabulls Real Estate, Ltd.	304,000	264,340
Indian Hotels Co., Ltd.	173,820	177,293
Indian Oil Corp., Ltd.	221,900	1,065,768
Infosys, Ltd.	252,251	13,079,792
Infrastructure Development Finance Co., Ltd.	610,000	1,044,479
ITC, Ltd.	1,223,800	4,619,717
Jain Irrigation Systems, Ltd.	172,975	282,782
Jaiprakash Associates, Ltd.	631,150	621,972
Jammu & Kashmir Bank, Ltd.	12,000	150,581
Jindal Steel & Power, Ltd.	155,600	1,324,518
JSW Energy, Ltd.	590,877	420,093
JSW Steel, Ltd.	50,400	478,728

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Kotak Mahindra Bank, Ltd.	154,400	$1,243,383
Lanco Infratech, Ltd.(1)	599,000	109,251
Larsen & Toubro, Ltd.	38,200	714,851
Larsen & Toubro, Ltd. GDR(3)	48,000	917,310
LIC Housing Finance, Ltd.	223,700	930,989
Lupin, Ltd.	71,500	603,962
Mahindra & Mahindra, Ltd.	167,400	2,141,056
Maruti Suzuki India, Ltd.	50,500	873,731
Motor Industries Co., Ltd.	3,900	499,202
Mphasis, Ltd.	53,500	301,392
Mundra Port & Special Economic Zone, Ltd.	475,400	1,073,450
National Aluminium Co., Ltd.	96,000	92,052
Nestle India, Ltd.	12,100	933,286
Neyveli Lignite Corp., Ltd.	78,000	107,556
NHPC, Ltd.	2,174,100	740,384
Nicholas Piramal India, Ltd.	41,782	296,210
NTPC, Ltd.	1,082,600	3,260,291
Oil & Natural Gas Corp., Ltd.	792,400	3,823,233
Oracle Financial Services Software, Ltd.(1)	4,000	139,578
Patni Computer Systems, Ltd.(1)	37,000	309,615
Petronet LNG, Ltd.	94,000	276,794
Power Grid Corporation of India, Ltd.	1,168,600	2,200,998
Punjab National Bank, Ltd.	13,000	191,088
Ranbaxy Laboratories, Ltd.	26,000	196,359
Ranbaxy Laboratories, Ltd. GDR(3)	70,500	556,630
Reliance Capital, Ltd.	127,100	561,078
Reliance Communications, Ltd.	375,800	494,948
Reliance Industries, Ltd.	530,312	6,909,844
Reliance Industries, Ltd. GDR(4)	42,816	1,134,448
Reliance Infrastructure, Ltd.	126,200	805,423
Reliance Infrastructure, Ltd. GDR	5,900	117,754
Reliance Power, Ltd.(1)	652,300	867,137
Satyam Computer Services, Ltd.(1)	401,500	493,112
Sesa Goa, Ltd.	143,000	440,790
Siemens India, Ltd.	37,200	447,103
State Bank of India	17,700	540,040
State Bank of India GDR	25,100	1,604,591
Steel Authority of India, Ltd.	241,000	368,239
Sterlite Industries (India), Ltd.	404,700	685,504
Sun Pharmaceuticals Industries, Ltd.	222,000	2,072,477
Tata Chemicals, Ltd.	58,600	346,171
Tata Communications, Ltd.	47,000	188,303
Tata Consultancy Services, Ltd.	202,980	4,415,020
Tata Motors, Ltd.	238,500	799,186
Tata Motors, Ltd. ADR	19,800	334,620
Tata Power Co., Ltd.	1,014,700	1,666,385
Tata Steel, Ltd.	112,700	707,951
Tata Tea, Ltd.	156,000	265,057
Titan Industries, Ltd.	248,000	792,310
Torrent Power, Ltd.	65,000	238,433
UltraTech Cement, Ltd.	26,700	581,403
United Phosphorus, Ltd.	112,000	268,132
United Spirits, Ltd.	47,500	436,693
Voltas, Ltd.	224,100	309,839
Wipro, Ltd.	192,966	1,449,426
Wipro, Ltd. ADR	21,833	222,478
Zee Entertainment Enterprises, Ltd.	413,300	918,234

		$135,536,530

Indonesia — 3.2%

Adaro Energy PT	4,955,000	$964,283
AKR Corporindo Tbk PT	950,000	316,484
Aneka Tambang Tbk PT	8,587,500	1,531,009
Astra Argo Lestari Tbk PT	213,500	510,229
Astra International Tbk PT	1,181,500	9,628,151
Bakrie Sumatera Plantations Tbk PT	10,258,500	321,486
Bakrieland Development Tbk PT(1)	28,008,000	366,564
Bank Central Asia Tbk PT	8,285,500	7,297,300
Bank Danamon Indonesia Tbk PT	2,391,681	1,080,224
Bank Mandiri Tbk PT	4,245,000	3,154,842
Bank Negara Indonesia Persero Tbk PT	2,149,000	898,911
Bank Pan Indonesia Tbk PT(1)	3,525,272	302,994
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	375,456
Bank Rakyat Indonesia PT	6,872,500	5,108,484
Barito Pacific Tbk PT(1)	5,662,500	480,263
Bumi Resources Tbk PT	13,477,000	3,220,018
Delta Dunia Makmur Tbk PT(1)	2,681,500	197,548
Gudang Garam Tbk PT	306,000	2,090,676
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	450,517
Indo Tambangraya Megah Tbk PT	90,000	383,017
Indocement Tunggal Prakarsa Tbk PT	1,149,500	2,158,375
Indofood CBP Sukses Makmur Tbk PT	770,000	441,019
Indofood Sukses Makmur Tbk PT	1,525,500	773,084
Indosat Tbk PT	2,085,500	1,297,556
International Nickel Indonesia Tbk PT	2,462,000	867,055
Jasa Marga Tbk PT	3,247,500	1,502,466
Kalbe Farma Tbk PT	2,656,500	995,404
Lippo Karawaci Tbk PT	11,794,000	857,487
Matahari Putra Prima Tbk PT	1,600,000	162,234
Medco Energi Internasional Tbk PT	1,397,000	372,785
Perusahaan Gas Negara PT	11,130,000	3,893,080

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,028,000	$254,744
Ramayana Lestari Sentosa Tbk PT	4,100,000	325,387
Semen Gresik (Persero) Tbk PT	2,655,000	3,350,004
Tambang Batubara Bukit Asam Tbk PT	948,000	1,810,519
Telekomunikasi Indonesia Tbk PT	10,483,160	8,130,514
Unilever Indonesia Tbk PT	801,700	1,660,790
United Tractors Tbk PT	2,543,500	7,380,147
XL Axiata Tbk PT	1,613,000	803,961

		$75,715,067

Jordan — 0.8%

Arab Bank PLC	711,675	$7,907,086
Arab Potash Co. PLC	54,500	3,391,181
Bank of Jordan	262,189	760,904
Capital Bank of Jordan(1)	500,415	955,743
Jordan Ahli Bank	94,500	190,988
Jordan Petroleum Refinery	142,800	1,182,325
Jordan Phosphate Mines	62,700	1,123,884
Jordan Steel	269,400	831,884
Jordan Telecom Corp.	150,600	1,173,558
Jordanian Electric Power Co.	243,901	1,184,370
Royal Jordanian Airlines(1)	209,700	195,008
Taameer Jordan Holdings PSC(1)	1,153,700	683,211
Union Land Development(1)	156,800	442,812
United Arab Investors(1)	1,294,200	181,668

		$20,204,622

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	529,000	$5,217,244
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	653,500	3,174,961
Kazakhmys PLC	338,100	4,881,756
Kazkommertsbank JSC GDR(1)(3)	228,600	614,982
KazMunaiGas Exploration Production GDR(3)	291,326	4,344,697

		$18,233,640

Kenya — 0.9%

Athi River Mining, Ltd.	561,200	$1,039,779
Bamburi Cement Co., Ltd.	366,541	539,342
Barclays Bank of Kenya, Ltd.	6,659,520	1,029,516
Centum Investment Co., Ltd.(1)	977,680	155,241
Co-operative Bank of Kenya, Ltd. (The)	7,343,400	1,074,804
East African Breweries, Ltd.	2,715,940	5,591,002
Equity Bank, Ltd.	15,535,000	2,997,634
KenolKobil, Ltd.	2,380,000	277,534
Kenya Airways, Ltd.	1,598,400	394,120
Kenya Commercial Bank, Ltd.	11,104,160	2,212,518
Kenya Electricity Generating Co., Ltd.	1,449,600	149,043
Kenya Power & Lighting, Ltd.	7,330,572	1,551,193
Mumias Sugar Co., Ltd.	3,556,814	222,138
Nation Media Group, Ltd.	302,980	498,934
NIC Bank, Ltd.	704,939	196,479
Safaricom, Ltd.	79,736,300	2,811,059
Standard Chartered Bank Kenya, Ltd.	309,721	581,981

		$21,322,317

Kuwait — 1.7%

Abyaar Real Estate Development(1)	1,440,000	$150,170
Agility DGS	620,000	835,408
Ahli United Bank	199,500	567,098
Al Ahli Bank of Kuwait KSC	108,750	258,577
Al Safwa Group Holding Co. KSC(1)	7,920,000	412,954
Al-Mazaya Holding Co.(1)	520,000	116,035
Al-Qurain Petrochemicals Co.(1)	1,460,000	1,122,510
Boubyan Bank KSC(1)	607,500	1,287,638
Boubyan Petrochemicals Co.	1,875,000	3,769,682
Burgan Bank SAK(1)	661,280	1,128,493
Combined Group Contracting Co.	108,350	614,339
Commercial Bank of Kuwait SAK	240,000	681,982
Commercial Real Estate Co. KSCC(1)	2,369,266	655,657
Gulf Bank(1)	1,030,000	1,886,987
Gulf Cable & Electrical Industries	110,000	561,343
Hits Telecom Holding KSC(1)	1,320,000	256,430
Investment Dar Co. (The)(1)(2)	125,000	16,598
Kuwait Finance House KSC	1,084,341	3,508,151
Kuwait Foods Co. (Americana)	350,000	1,856,231
Kuwait International Bank(1)	818,000	750,523
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	373,374
Kuwait Portland Cement Co.	192,500	491,116
Kuwait Projects Co. Holdings KSC	385,875	423,025
Kuwait Real Estate Co.(1)	1,720,000	296,495
Mabanee Co. SAKC(1)	517,000	1,596,989
Mena Holding Group(1)(2)	30,000	1,755
Mobile Telecommunications Co.	1,980,000	6,399,447
National Bank of Kuwait SAK	1,508,222	6,071,215
National Industries Group Holding(1)	2,537,500	2,369,050
National Investment Co.(1)	645,000	398,428
National Mobile Telecommunication Co. KSC	162,500	1,131,669

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)

National Real Estate Co.(1)	569,800	$262,143
Sultan Center Food Products Co.(1)	580,000	250,061

		$40,501,573

Latvia — 0.0%(5)

Grindeks(1)	12,000	$94,980
Latvian Shipping Co.(1)	96,000	54,828

		$149,808

Lebanon — 0.3%

Banque Audi sal-Audi Saradar Group	246,610	$1,425,588
Byblos Bank	838,110	1,358,163
Solidere	275,848	3,920,762

		$6,704,513

Lithuania — 0.1%

Apranga PVA	363,680	$682,393
Bankas Snoras(1)(2)	1,114,759	0
Invalda PVA(1)	70,800	177,493
Klaipedos Nafta PVA(1)	1,576,663	794,862
Lesto AB	100,536	72,677
Lietuvos Dujos	200,000	154,682
Lietuvos Energijas Gamyba AB(1)	19,013	9,179
LITGRID Turtas AB(1)	18,780	9,795
Panevezio Statybos Trestas	323,592	455,254
Pieno Zvaigzdes	94,000	205,399
Rokiskio Suris	177,000	296,787
Siauliu Bankas(1)	827,358	261,559

		$3,120,080

Malaysia — 3.2%

Aeon Co.(M) Bhd	184,200	$420,830
Affin Holdings Bhd	236,000	229,033
Airasia Bhd	851,000	1,011,106
Alliance Financial Group Bhd	330,800	412,057
AMMB Holdings Bhd	615,900	1,155,673
Axiata Group Bhd	1,505,175	2,440,738
Batu Kawan Bhd	100,300	552,329
Berjaya Corp. Bhd	2,498,100	751,781
Berjaya Sports Toto Bhd	445,097	616,263
Boustead Holdings Bhd	375,000	683,715
British American Tobacco Malaysia Bhd	73,000	1,149,204
Bursa Malaysia Bhd	224,600	474,429
CIMB Group Holdings Bhd	1,417,266	3,323,310
Dialog Group Bhd	1,556,164	1,289,216
Digi.com Bhd	1,334,000	1,631,610
Gamuda Bhd	1,965,800	2,100,224
Genting Bhd	1,174,900	4,073,002
Genting Plantations Bhd	261,000	708,066
Hong Leong Bank Bhd	252,400	867,717
Hong Leong Financial Group Bhd	61,500	225,983
IGB Corp. Bhd	315,120	244,453
IJM Corp. Bhd	1,007,020	1,793,019
IOI Corp. Bhd	1,671,268	2,833,515
Kencana Petroleum Bhd	1,456,000	1,363,658
Kinsteel Bhd	1,475,000	232,418
KLCC Property Holdings Bhd	250,000	248,278
KNM Group Bhd	973,075	303,674
Kuala Lumpur Kepong Bhd	227,650	1,629,256
Kulim (Malaysia) Bhd	792,800	1,054,938
Lafarge Malayan Cement Bhd	468,660	1,033,819
Landmarks Bhd(1)	576,800	196,384
Lion Industries Corp. Bhd	436,600	183,063
Malayan Banking Bhd	1,152,486	3,118,492
Malaysia Airports Holdings Bhd	200,000	365,917
Malaysian Airline System Bhd(1)	683,133	279,656
Malaysian Bulk Carriers Bhd	205,000	99,497
Malaysian Resources Corp. Bhd	1,188,000	808,206
Maxis Bhd	1,245,600	2,152,344
Media Prima Bhd	567,300	464,846
MISC Bhd	638,440	1,100,348
MMC Corp. Bhd	662,000	578,254
Muhibbah Engineering(M) Bhd	639,400	227,543
Multi-Purpose Holdings Bhd	430,540	362,499
Parkson Holdings Bhd	570,622	1,017,606
Petronas Chemicals Group Bhd	1,673,300	3,268,328
Petronas Dagangan Bhd	374,700	2,102,542
Petronas Gas Bhd	135,300	648,483
Pharmaniaga Bhd(1)	6,521	12,137
PPB Group Bhd	300,400	1,624,262
Proton Holdings Bhd	222,800	338,861
Public Bank Bhd	702,398	2,923,964
Resorts World Bhd	1,613,100	1,946,958
RHB Capital Bhd	260,500	614,210
SapuraCrest Petroleum Bhd	650,000	942,932
Shell Refining Co. Bhd	201,100	582,298
Sime Darby Bhd	2,280,809	6,617,059
Sino Hua-An International Bhd	2,699,600	208,321
SP Setia Bhd	570,150	693,031
Sunway Bhd(1)	378,040	304,102
Sunway Real Estate Investment Trust	1,028,200	405,520

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

Supermax Corp. Bhd	250,000	$301,976
Ta Ann Holdings Bhd	197,683	336,528
Tan Chong Motor Holdings Bhd	219,000	281,653
Telekom Malaysia Bhd	845,000	1,322,756
Tenaga Nasional Bhd	1,057,531	1,966,112
Top Glove Corp. Bhd	210,000	331,057
UMW Holdings Bhd	239,000	527,738
Unisem(M) Bhd	799,500	274,581
Wah Seong Corp. Bhd	682,750	445,326
WCT Bhd	699,500	524,833
YTL Corp. Bhd	1,949,455	909,325
YTL Power International Bhd	1,521,299	854,073

		$77,116,935

Mauritius — 0.8%

Ireland Blyth, Ltd.	64,209	$171,025
Mauritius Commercial Bank	1,535,695	8,734,819
Naiade Resorts, Ltd.(1)	219,280	194,154
New Mauritius Hotels, Ltd.	1,267,600	3,518,957
Rogers & Co., Ltd.	48,555	537,553
Shell Mauritius, Ltd.	25,800	141,482
State Bank of Mauritius, Ltd.	1,389,749	3,974,258
Sun Resorts, Ltd.	656,202	1,063,507
United Basalt Products, Ltd.	102,150	409,256

		$18,745,011

Mexico — 6.0%

Alfa SAB de CV, Series A	571,272	$6,226,200
America Movil SAB de CV, Series L	27,469,422	31,062,472
Bolsa Mexicana de Valores SAB de CV	240,000	380,431
Carso Infraestructura y Construccion SA(1)	830,000	482,368
Cemex SAB de CV, Series CPO(1)	10,896,318	5,778,179
Coca-Cola Femsa SA de CV, Series L	102,000	972,146
Compartamos SAB de CV	2,460,800	3,015,449
Consorcio ARA SA de CV	562,100	155,079
Controladora Comercial Mexicana SA de CV(1)	352,600	586,205
Corporacion GEO SA de CV, Series B(1)	316,700	391,033
Desarrolladora Homex SAB de CV(1)	149,900	418,934
Embotelladoras Arca SAB de CV	134,100	571,775
Empresas ICA SAB de CV(1)	1,151,300	1,386,045
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	10,766,621
Genomma Lab Internacional SA de CV(1)	438,500	845,596
Grupo Aeroportuario del Pacifico SA de CV, Class B	125,800	425,953
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,004,581
Grupo Bimbo SA de CV, Series A	1,682,508	3,436,224
Grupo Carso SA de CV, Series A1	927,400	2,245,612
Grupo Comercial Chedraui SA de CV	132,800	334,981
Grupo Elektra SA de CV	49,226	4,938,580
Grupo Financiero Banorte SA de CV, Class O	3,433,000	10,393,935
Grupo Financiero Inbursa SA de CV, Class O	4,032,816	7,421,350
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,983,274	10,472,911
Grupo Modelo SA de CV, Series C	447,600	2,822,619
Grupo Televisa SA, Series CPO	1,105,518	4,657,456
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,972,915
Industrias CH SA, Series B(1)	158,452	533,673
Industrias Penoles SA de CV	127,829	5,633,482
Inmuebles Carso SAB de CV(1)	927,400	697,143
Kimberly-Clark de Mexico SA de CV	395,170	2,149,341
Mexichem SA de CV	1,191,673	3,731,797
Minera Frisco SAB de CV(1)	927,400	3,349,478
Organizacion Soriana SAB de CV, Class B(1)	166,700	403,171
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	890,913
TV Azteca SAB de CV, Series CPO	1,018,565	638,670
Urbi Desarrollos Urbanos SA de CV(1)	427,700	486,709
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	10,334,399

		$142,014,426

Morocco — 1.6%

Alliances Developpement Immobilier SA	5,300	$419,477
Attijariwafa Bank	174,500	7,114,979
Banque Centrale Populaire	97,200	2,247,592
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	3,468,339
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	846,281
Centrale Laitiere	4,200	641,042
Ciments du Maroc	9,810	1,084,632
Compagnie Generale Immobiliere	5,300	618,537
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	329,552
Credit Immobilier et Hotelier	17,500	548,730
Delta Holding SA	60,000	279,262
Douja Promotion Groupe Addoha SA	280,100	2,279,566
Holcim Maroc SA	7,282	1,661,765
Label Vie(1)	3,700	593,981
Lafarge Ciments	9,200	1,664,942
Managem	12,400	2,231,378
Maroc Telecom	526,641	8,321,028
Samir(1)	20,347	1,727,123

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)

Societe des Brasseries du Maroc	1,829	$446,471
SONASID (Societe Nationale de Siderurgie)(1)	5,872	1,312,139
Wafa Assurance	1,500	646,447

		$38,483,263

Nigeria — 0.8%

Access Bank PLC	16,694,470	$493,473
Ashaka Cement PLC	2,905,875	201,841
Cadbury Nigeria PLC(1)	1,333,333	93,967
Dangote Cement PLC	2,476,238	1,775,988
Dangote Sugar Refinery PLC	7,275,654	215,307
Diamond Bank PLC	22,314,600	263,878
Ecobank Transnational, Inc.	5,970,792	374,906
First Bank of Nigeria PLC	22,404,910	1,242,509
First City Monument Bank PLC	12,831,301	330,994
Flour Mills of Nigeria PLC	726,008	293,292
Forte Oil PLC(1)	1,797,328	128,681
Guaranty Trust Bank PLC	28,412,800	2,496,106
Guiness Nigeria PLC	597,934	874,106
Lafarge Cement WAPCO Nigeria PLC	3,131,300	835,704
Nestle Foods Nigeria PLC	258,000	672,367
Nigerian Breweries PLC	3,376,900	1,970,259
Oando PLC	5,369,423	727,979
PZ Cussons Nigeria PLC	3,463,540	621,708
Skye Bank PLC	16,739,600	395,647
UAC of Nigeria PLC	3,101,250	595,239
Unilever Nigeria PLC	3,750,000	668,983
Union Bank of Nigeria PLC(1)(2)	2,936,181	161,318
United Bank for Africa PLC	35,994,507	576,210
Zenith Bank, Ltd.	30,149,437	2,264,732

		$18,275,194

Oman — 0.8%

Bank Dhofar SAOG	725,634	$1,019,669
Bank Muscat SAOG	2,634,640	5,218,408
Bank Sohar	2,501,900	1,021,211
Dhofar International Development & Investment Holding Co.	256,825	290,598
Galfar Engineering & Contracting SAOG	930,340	813,453
National Bank of Oman, Ltd.	845,230	702,226
Oman Cables Industry SAOG	112,400	214,808
Oman Cement Co. SAOG	412,000	461,456
Oman Flour Mills Co., Ltd. SAOG	543,700	656,973
Oman International Bank SAOG	1,429,706	1,043,856
Oman Telecommunications Co.	1,262,260	4,284,871
Omani Qatari Telecommunications Co. SAOG	671,100	1,126,048
Ominvest	603,724	652,481
Raysut Cement Co. SAOG	356,710	698,144
Renaissance Holdings Co.	1,085,940	1,525,974
Shell Oman Marketing Co.	66,100	412,053

		$20,142,229

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	235,620	$120,577
Arif Habib Co., Ltd.	694,760	198,159
Attock Petroleum, Ltd.	99,000	453,310
Bank Alfalah, Ltd.(1)	1,396,394	174,713
D.G. Khan Cement Co., Ltd.(1)	850,320	180,884
Engro Corp., Ltd.	875,936	905,220
Fauji Fertilizer Bin Qasim, Ltd.	841,000	396,552
Fauji Fertilizer Co., Ltd.	788,243	1,315,456
Habib Bank, Ltd.	199,650	235,487
Hub Power Co., Ltd.	5,794,400	2,197,867
ICI Pakistan, Ltd.	167,800	226,981
Indus Motor Co., Ltd.	112,000	254,837
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	85,662
Kot Addu Power Co., Ltd.	799,500	368,719
Lucky Cement, Ltd.	883,300	735,107
Muslim Commercial Bank, Ltd.	1,355,153	2,016,846
National Bank of Pakistan	1,522,946	690,410
Nishat Mills, Ltd.	1,529,980	683,033
Oil & Gas Development Co., Ltd.	1,601,500	2,679,464
Pakistan Oil Fields, Ltd.	273,700	1,054,927
Pakistan Petroleum, Ltd.	995,962	1,858,329
Pakistan State Oil Co., Ltd.	323,900	820,101
Pakistan Telecommunication Co., Ltd.	3,237,500	360,206
United Bank, Ltd.	1,302,825	767,988

		$18,780,835

Peru — 1.6%

Alicorp SA	2,077,461	$4,622,572
Banco Continental SA	265,780	543,092
Cia de Minas Buenaventura SA	82,880	3,288,767
Cia de Minas Buenaventura SA ADR	138,176	5,297,668
Cia Minera Milpo SA	808,171	1,348,700
Credicorp, Ltd. ADR	65,435	7,163,169
Edegel SA	2,023,411	1,313,172
Ferreyros SA	623,451	527,153
Grana y Montero SA	965,092	2,397,966
Intergroup Financial Services Corp.	40,900	1,066,468
Luz del Sur SAA	83,400	202,276

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)

Minsur SA	1,384,773	$1,335,216
Sociedad Minera Cerro Verde SAA(1)	47,600	1,713,600
Sociedad Minera el Brocal SA	32,370	576,214
Southern Copper Corp.	145,894	4,403,081
Volcan Cia Minera SA, Class B	1,930,402	2,140,516

		$37,939,630

Philippines — 1.9%

Aboitiz Equity Ventures, Inc.	12,558,000	$11,512,078
Aboitiz Power Corp.	2,050,000	1,399,223
ABS-CBN Holdings Corp. PDR	236,200	161,039
Alliance Global Group, Inc.	6,821,000	1,612,040
Ayala Corp.	211,838	1,503,310
Ayala Land, Inc.	5,663,008	1,960,569
Banco de Oro Unibank, Inc.	873,000	1,174,871
Bank of the Philippine Islands	1,532,721	1,929,334
Filinvest Land, Inc.	16,105,546	364,165
First Gen Corp.(1)	1,129,760	376,930
First Philippine Holdings Corp.	274,000	384,633
Globe Telecom, Inc.	17,000	439,559
International Container Terminal Services, Inc.	887,100	1,073,616
JG Summit Holding, Inc.	2,893,700	1,660,694
Jollibee Foods Corp.	467,000	963,848
Lopez Holdings Corp.	11,450,000	1,332,751
Manila Electric Co.	465,214	2,625,954
Manila Water Co.	481,700	213,300
Megaworld Corp.	10,700,000	415,480
Metropolitan Bank & Trust Co.	747,479	1,160,314
Philex Mining Corp.	2,985,000	1,421,545
Philippine Long Distance Telephone Co.	66,260	3,847,522
PNOC Energy Development Corp.	6,776,250	973,280
Robinsons Land Corp.	1,290,000	333,070
Semirara Mining Corp.	122,900	622,187
SM Investments Corp.	111,232	1,480,413
SM Prime Holdings, Inc.	4,912,040	1,490,471
Universal Robina Corp.	1,148,700	1,258,573
Vista Land & Lifescapes, Inc.	9,352,000	606,746

		$44,297,515

Poland — 2.9%

Agora SA	69,000	$221,219
AmRest Holdings SE(1)	16,908	313,265
Asseco Poland SA	233,270	3,266,360
Bank Handlowy w Warszawie SA	38,385	753,222
Bank Millennium SA	697,490	765,288
Bank Pekao SA	110,485	4,505,347
Bioton SA(1)	19,451,400	338,207
Boryszew SA(1)	3,500,000	634,199
BRE Bank SA(1)	24,950	1,772,555
Budimex SA	43,576	962,468
Cersanit SA(1)	170,700	201,390
Cinema City International NV(1)	19,500	162,223
Cyfrowy Polsat SA(1)	588,680	2,299,330
Echo Investment SA(1)	240,000	228,238
Eurocash SA	199,803	1,646,777
Getin Holding SA(1)	333,533	677,729
Globe Trade Centre SA(1)	76,488	205,033
Grupa Lotos SA(1)	176,940	1,187,689
Jastrzebska Spolka Weglowa SA(1)	34,900	844,771
KGHM Polska Miedz SA	152,118	4,852,296
KOPEX SA(1)	104,700	634,695
LC Corp. SA(1)	608,300	152,654
LPP SA	1,762	1,026,414
Lubelski Wegiel Bogdanka SA	33,700	1,011,966
Mostostal-Warszawa SA	10,400	48,087
Netia SA(1)	639,700	979,873
NG2 SA	45,300	615,652
Orbis SA(1)	138,180	1,514,244
PBG SA	39,056	799,357
Polimex-Mostostal SA	1,627,072	779,237
Polish Oil & Gas	1,815,866	2,142,970
Polnord SA	19,500	76,519
Polska Grupa Energetyczna SA	924,700	5,529,479
Polski Koncern Naftowy Orlen SA(1)	335,195	3,282,292
Powszechna Kasa Oszczednosci Bank Polski SA	801,982	7,443,928
Powszechny Zaklad Ubezpieczen SA	57,200	5,103,816
Tauron Polska Energia SA	1,741,300	2,689,964
Telekomunikacja Polska SA	1,027,645	5,121,826
Telekomunikacja Polska SA GDR(3)	169,000	847,957
Telekomunikacja Polska SA GDR(4)	76,100	381,832
TVN SA	746,266	2,216,084

		$68,236,452

Qatar — 1.9%

Barwa Bank(2)	152,394	$269,056
Barwa Real Estate Co.	126,643	1,043,056
Commercial Bank of Qatar	72,232	1,668,891
Doha Bank, Ltd.	63,819	1,125,000
Gulf International Services QSC	185,800	1,218,353
Industries Qatar	284,707	10,413,647
Masraf Al Rayan(1)	507,800	3,892,208

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar (continued)

Qatar Electricity & Water Co.	60,800	$2,331,324
Qatar Fuel	13,200	886,838
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,343,600
Qatar Insurance Co.	24,508	522,672
Qatar International Islamic Bank	32,210	478,070
Qatar Islamic Bank	63,415	1,471,588
Qatar National Bank	225,897	9,437,158
Qatar National Cement Co.	12,559	386,761
Qatar National Navigation	93,351	1,965,225
Qatar Telecom QSC	99,778	3,860,804
United Development Co.(1)	110,370	742,633
Vodafone Qatar(1)	770,600	1,598,841

		$45,655,725

Romania — 0.7%

Antibiotice SA	1,559,438	$181,947
Banca Transilvania(1)	12,535,580	3,319,519
Biofarm Bucuresti	8,097,100	467,934
BRD-Group Societe Generale	2,316,900	7,438,816
OMV Petrom SA	39,759,206	3,449,382
Transelectrica SA	101,000	525,301
TRANSGAZ SA Medias	5,376	359,633

		$15,742,532

Russia — 6.0%

Aeroflot-Russian Airlines	749,030	$1,172,274
AvtoVAZ(1)	2,100,000	1,287,642
CTC Media, Inc.	290,500	2,547,685
Evraz PLC(1)	107,250	624,098
Federal Grid Co. Unified Energy System JSC	309,215,100	2,699,139
Federal Hydrogenerating Co. JSC	101,778,826	3,057,436
Gazprom Neft	77,000	354,290
IDGC Holding JSC(1)	15,000,000	1,087,965
Irkutskenergo OJSC ADR	13,500	314,402
JSC Scientific Production Corp. Irkut ADR	18,333	100,421
LUKOIL OAO ADR	179,400	9,495,497
LUKOIL OAO GDR	66,100	3,516,520
Magnitogorsk Iron & Steel Works GDR(3)	58,800	285,460
Mail.ru Group, Ltd. GDR(1)	56,500	1,466,560
Mechel ADR	103,700	881,450
MMC Norilsk Nickel ADR	114,877	1,758,767
MMC Norilsk Nickel GDR	178,460	2,727,015
Mobile TeleSystems ADR	101,500	1,490,020
Mobile TeleSystems OJSC	1,435,719	8,166,075
Mosenergo	7,630,462	402,331
NovaTek OAO GDR(3)	61,800	7,730,884
Novolipetsk Steel GDR(3)	35,000	685,103
OAO Gazprom ADR	2,437,800	25,972,160
OAO Inter Rao Ues	1,049,270,138	1,129,492
OAO TMK	4,106	9,247
OAO TMK GDR(3)	42,000	377,186
PIK Group GDR(1)(3)	100,000	246,208
Polymetal International PLC(1)	48,800	829,103
Rosneft Oil Co. GDR(3)	796,600	5,242,476
Rostelecom ADR(1)	63,133	1,808,760
Sberbank of Russia(3)	6,931,380	17,024,024
Sberbank of Russia ADR(1)	201,050	1,988,501
Sberbank of Russia, PFC Shares	862,200	1,579,467
Severstal OAO GDR(3)	39,600	450,249
Sistema JSFC GDR(3)	128,500	2,156,752
Surgutneftegas OJSC ADR	176,000	1,388,640
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,247,050
Surgutneftegas OJSC GDR	522,200	4,078,804
Tatneft ADR	167,432	4,948,816
TGK-2(1)	47,290,846	3,831
Transneft, PFC Shares	200	307,316
Uralkali	329,500	2,384,660
Uralkali GDR(3)	18,000	648,163
VimpelCom, Ltd. ADR	358,430	3,394,332
VTB Bank OJSC GDR(3)	1,712,874	6,166,036
X5 Retail Group NV GDR(1)(3)	225,700	5,144,637
Yandex NV, Class A(1)	95,000	1,871,500

		$142,248,444

Slovenia — 0.5%

Gorenje DD(1)	80,554	$520,178
KRKA DD	103,282	7,069,606
Luka Koper(1)	34,436	316,001
Mercator Poslovni Sistem	7,524	1,432,617
Nova Kreditna Banka Maribor	156,914	639,975
Petrol	4,172	836,991
Sava DD(1)	2,986	46,371
Telekom Slovenije DD	19,971	1,630,381
Zavarovalnica Triglav DD	57,322	743,169

		$13,235,289

South Africa — 6.4%

ABSA Group, Ltd.	140,173	$2,444,563
Adcock Ingram Holdings, Ltd.	72,016	550,993
AECI, Ltd.	48,300	493,839

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

African Bank Investments, Ltd.	415,015	$1,761,340
African Oxygen, Ltd. (AFROX)	143,280	287,101
African Rainbow Minerals, Ltd.	44,100	932,122
Anglo Platinum, Ltd.	24,200	1,592,060
AngloGold Ashanti, Ltd.	141,034	5,988,768
AngloGold Ashanti, Ltd. ADR	25,699	1,090,923
Arcelormittal South Africa, Ltd.	69,201	586,247
Arrowhead Properties, Ltd., Class A(1)	42,300	29,763
Arrowhead Properties, Ltd., Class B(1)	42,300	21,274
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,337,637
Astral Foods, Ltd.	26,100	406,704
Aveng, Ltd.	516,996	2,110,970
AVI, Ltd.	228,000	1,121,255
Barloworld, Ltd.	336,700	3,129,993
Bidvest Group, Ltd.	357,503	6,847,567
Capital Property Fund	592,025	645,589
Clicks Group, Ltd.	218,200	1,249,507
DataTec, Ltd.	285,500	1,443,294
Discovery Holdings, Ltd.	221,254	1,190,745
FirstRand, Ltd.	1,633,485	4,191,651
Foschini, Ltd.	104,323	1,354,487
Gold Fields, Ltd.	310,680	4,763,924
Grindrod, Ltd.	416,000	720,604
Group Five, Ltd.	115,500	325,448
Growthpoint Properties, Ltd.	608,900	1,399,132
Harmony Gold Mining Co., Ltd.	172,600	2,014,096
Hyprop Investments, Ltd.	65,400	431,515
Illovo Sugar, Ltd.	51,000	155,015
Impala Platinum Holdings, Ltd.	219,168	4,537,628
Imperial Holdings, Ltd.	61,800	945,514
Investec, Ltd.	106,800	581,767
JSE, Ltd.	45,700	401,446
Kumba Iron Ore, Ltd.	35,800	2,212,655
Kumba Resources, Ltd.	84,500	1,755,610
Lewis Group, Ltd.	39,800	395,082
Liberty Holdings, Ltd.	52,100	512,791
Life Healthcare Group Holdings, Ltd.	433,721	1,108,174
Massmart Holdings, Ltd.	48,804	1,019,797
Medi-Clinic Corp., Ltd.	161,590	671,882
MMI Holdings, Ltd.	413,933	876,192
Mondi, Ltd.	29,155	206,411
Mpact, Ltd.(1)	36,200	66,997
Mr. Price Group, Ltd.	188,400	1,860,853
MTN Group, Ltd.	1,418,380	25,200,738
Murray & Roberts Holdings, Ltd.(1)	315,200	999,840
Nampak, Ltd.	246,700	692,571
Naspers, Ltd., Class N	167,576	7,319,969
Nedbank Group, Ltd.	101,000	1,810,922
Netcare, Ltd.	395,900	659,748
Northam Platinum, Ltd.	130,300	484,469
Pick’n Pay Holdings, Ltd.	125,270	298,360
Pick’n Pay Stores, Ltd.	152,660	880,222
Pretoria Portland Cement Co., Ltd.	183,714	622,611
Redefine Properties, Ltd.	1,341,296	1,229,868
Remgro, Ltd.	203,605	2,990,143
Reunert, Ltd.	257,600	2,008,091
RMB Holdings, Ltd.	380,500	1,285,896
RMI Holdings	449,000	745,502
Sanlam, Ltd.	773,090	2,754,791
Santam, Ltd.	27,610	486,415
Sappi, Ltd.(1)	270,600	797,076
Sasol, Ltd.	200,236	9,531,824
Shoprite Holdings, Ltd.	201,153	3,388,574
Spar Group, Ltd.	79,260	1,065,102
Standard Bank Group, Ltd.	488,549	5,967,884
Steinhoff International Holdings, Ltd.(1)	552,500	1,570,240
Sun International, Ltd.	33,860	351,725
Telkom South Africa, Ltd.	333,000	1,195,973
Tiger Brands, Ltd.	72,016	2,237,433
Tongaat-Hulett	25,322	317,096
Truworths International, Ltd.	192,241	1,756,511
Vodacom Group (Pty), Ltd.	224,500	2,472,790
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	850,044
Woolworths Holdings, Ltd.	355,542	1,715,119

		$152,458,472

South Korea — 6.1%

AMOREPACIFIC Corp.(1)	783	$714,953
AMOREPACIFIC Group, Inc.(1)	2,641	584,571
BS Financial Group, Inc.(1)	73,284	703,518
Celltrion, Inc.(1)	28,100	886,863
Cheil Industries, Inc.	15,000	1,317,260
Cheil Worldwide, Inc.(1)	21,650	356,486
CJ CheilJedang Corp.(1)	2,100	528,141
CJ Corp.(1)	9,583	641,127
CJ O Shopping Co., Ltd.(1)	1,122	251,417
Daelim Industrial Co., Ltd.(1)	6,870	536,907
Daesang Corp.(1)	29,700	415,619
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	548,961
Daewoo International Corp.	10,502	264,351
Daewoo Motor Sales Corp.(1)	100,000	103,299
Daewoo Securities Co., Ltd.	55,059	498,804

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	19,880	$420,365
Daishin Securities Co.	14,000	128,536
DGB Financial Group Co., Ltd.(1)	50,580	568,593
Dong-A Pharmaceutical Co., Ltd.(1)	4,228	326,017
Dongbu Insurance Co., Ltd.	16,120	749,100
Dongkuk Steel Mill Co., Ltd.(1)	18,400	328,144
Doosan Corp.	4,600	572,166
Doosan Heavy Industries & Construction Co., Ltd.(1)	10,750	609,077
Doosan Infracore Co., Ltd.(1)	22,060	342,544
E-Mart Co., Ltd.(1)	5,011	1,211,712
Eugene Investment & Securities Co., Ltd.(1)	28,700	90,636
GLOVIS Co., Ltd.(1)	7,450	1,244,061
GS Engineering & Construction Corp.(1)	6,000	480,820
GS Holdings Corp.(1)	14,654	646,332
Hana Financial Group, Inc.	81,500	2,525,464
Hanjin Shipping Co., Ltd.(1)	15,600	153,996
Hanjin Transportation Co., Ltd.(1)	10,500	197,597
Hankook Tire Co., Ltd.(1)	33,930	1,334,343
Hanwha Chemical Corp.(1)	65,820	1,406,844
Hanwha Corp.(1)	17,300	498,638
Hanwha Securities Co., Ltd.	49,695	195,125
Hite-Jinro Co., Ltd.(1)	7,206	157,495
Honam Petrochemical Corp.(1)	6,600	1,706,489
Hotel Shilla Co., Ltd.(1)	12,750	427,173
Hynix Semiconductor, Inc.(1)	90,370	1,725,479
Hyosung Corp.(1)	8,400	391,246
Hyundai Department Store Co., Ltd.(1)	3,900	552,741
Hyundai Development Co.(1)	13,980	204,419
Hyundai Engineering & Construction Co., Ltd.(1)	14,670	898,453
Hyundai Heavy Industries Co., Ltd.(1)	11,813	2,641,263
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	514,478
Hyundai Merchant Marine Co., Ltd.(1)	30,100	657,044
Hyundai Mipo Dockyard Co., Ltd.(1)	2,620	255,441
Hyundai Mobis(1)	17,000	4,319,223
Hyundai Motor Co.	37,690	6,981,226
Hyundai Motor Co., PFC Shares	12,900	752,724
Hyundai Securities Co., Ltd.	48,800	366,062
Hyundai Steel Co.(1)	15,700	1,306,248
Industrial Bank of Korea(1)	71,500	776,139
Kangwon Land, Inc.(1)	36,658	866,987
KB Financial Group, Inc.	70,129	2,209,794
KB Financial Group, Inc. ADR	48,488	1,519,614
KCC Corp.	1,710	424,238
Kia Motors Corp.(1)	59,700	3,464,255
KIWOOM Securities Co., Ltd.	8,011	381,300
Korea Electric Power Corp.(1)	112,610	2,499,987
Korea Exchange Bank	82,200	525,072
Korea Express Co., Ltd.(1)	4,378	285,550
Korea Gas Corp.(1)	12,900	467,366
Korea Investment Holdings Co., Ltd.	10,400	328,724
Korea Zinc Co., Ltd.(1)	4,500	1,188,323
Korean Air Lines Co., Ltd.(1)	16,966	642,086
Korean Reinsurance Co.	26,418	344,703
KT Corp.(1)	87,949	2,727,265
KT&G Corp.	35,480	2,508,704
KTB Securities Co., Ltd.(1)	80,000	141,327
LG Chem, Ltd.(1)	11,904	3,282,598
LG Corp.(1)	19,570	1,044,992
LG Display Co., Ltd.(1)	39,300	834,178
LG Electronics, Inc.(1)	22,196	1,436,429
LG Hausys, Ltd.(1)	4,611	348,348
LG Household & Health Care, Ltd.	2,300	973,451
LG Life Sciences, Ltd.(1)	9,500	283,187
LG Uplus Corp.(1)	55,513	357,145
LIG Insurance Co., Ltd.	14,790	294,526
Lotte Shopping Co., Ltd.(1)	4,500	1,328,288
LS Corp.(1)	7,030	464,692
LS Industrial Systems Co., Ltd.(1)	4,500	260,277
MegaStudy Co., Ltd.(1)	2,500	238,963
Mirae Asset Securities Co., Ltd.	10,170	279,203
Namhae Chemical Corp.(1)	32,500	305,459
NCsoft Corp.(1)	5,300	1,416,816
NHN Corp.(1)	9,658	1,770,071
Nong Shim Co., Ltd.(1)	1,100	222,222
OCI Co., Ltd.(1)	4,420	844,055
ORION Corp.(1)	1,000	589,037
POSCO	19,700	6,498,264
S-Oil Corp.	10,872	944,630
S1 Corp.(1)	10,130	509,340
Samsung C&T Corp.(1)	24,930	1,475,821
Samsung Card Co., Ltd.	14,260	482,057
Samsung Electro-Mechanics Co., Ltd.	16,480	1,114,152
Samsung Electronics Co., Ltd.	28,830	26,518,910
Samsung Electronics Co., Ltd., PFC Shares	620	359,329
Samsung Engineering Co., Ltd.(1)	5,300	928,055
Samsung Fine Chemicals Co., Ltd.(1)	10,800	572,868
Samsung Fire & Marine Insurance Co., Ltd.	12,674	2,324,157
Samsung Heavy Industries Co., Ltd.(1)	34,100	828,396
Samsung Life Insurance Co., Ltd.	29,900	2,102,560
Samsung SDI Co., Ltd.(1)	7,200	835,718
Samsung Securities Co., Ltd.	17,412	749,225

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Samsung Techwin Co., Ltd.	8,485	$392,588
Shinhan Financial Group Co., Ltd.(1)	140,762	4,867,581
Shinsegae Co., Ltd.	1,770	376,840
SK Chemicals Co., Ltd.(1)	7,300	406,860
SK Holdings Co., Ltd.(1)	6,541	687,516
SK Innovation Co., Ltd.(1)	18,071	2,231,204
SK Networks Co., Ltd.(1)	40,500	355,815
SK Telecom Co., Ltd.	14,400	1,770,393
SK Telecom Co., Ltd. ADR	25,326	344,687
STX Pan Ocean Co., Ltd.(1)	39,400	208,366
Tong Yang Securities, Inc.	47,500	180,131
Woongjin Coway Co., Ltd.(1)	15,560	495,483
Woori Finance Holdings Co., Ltd.(1)	104,000	852,644
Woori Investment & Securities Co., Ltd.	42,022	387,637
Yuhan Corp.(1)	2,370	262,464

		$144,178,653

Taiwan — 6.2%

Acer, Inc.	873,380	$1,010,766
Advanced Semiconductor Engineering, Inc.	1,480,225	1,268,155
Advantech Co., Ltd.	186,849	516,651
Altek Corp.	294,911	234,434
Ambassador Hotel	221,000	227,541
AmTRAN Technology Co., Ltd.	376,765	196,430
Asia Cement Corp.	800,965	898,265
Asia Optical Co., Inc.(1)	187,913	147,158
Asustek Computer, Inc.	216,174	1,536,047
AU Optronics Corp.	1,459,925	630,020
AU Optronics Corp. ADR	33,754	145,817
Capital Securities Corp.	605,143	208,537
Catcher Technology Co., Ltd.	215,100	996,214
Cathay Financial Holding Co., Ltd.	2,560,748	2,760,698
Cathay Real Estate Development Co., Ltd.	660,000	225,245
Chang Hwa Commercial Bank	1,492,210	809,345
Cheng Shin Rubber Industry Co., Ltd.	1,076,241	2,326,106
Cheng Uei Precision Industry Co., Ltd.	148,037	288,910
Chicony Electronics Co., Ltd.	150,523	246,348
Chimei Innolux Corp.(1)	1,990,725	800,776
China Airlines, Ltd.	856,844	373,016
China Development Financial Holding Corp.	3,789,901	1,071,211
China Life Insurance Co., Ltd.	998,691	806,081
China Motor Corp.	1,026,930	931,447
China Petrochemical Development Corp.	856,900	761,577
China Steel Corp.	3,620,556	3,441,410
Chinatrust Financial Holding Co., Ltd.	3,981,775	2,481,308
Chipbond Technology Corp.	240,000	232,785
Chong Hong Construction Co., Ltd.	148,863	246,489
Chunghwa Telecom Co., Ltd.	2,006,909	6,629,945
Clevo Co.	191,178	302,071
CMC Magnetics Corp.(1)	1,370,000	225,846
Compal Electronics, Inc.	1,023,557	1,018,813
Coretronic Corp.	282,312	190,445
D-Link Corp.	359,590	242,628
Delta Electronics, Inc.	566,603	1,346,319
Dynapack International Technology Corp.	67,666	256,987
E Ink Holdings, Inc.	249,000	323,540
E.Sun Financial Holding Co., Ltd.	1,945,611	837,707
Elan Microelectronics Corp.	142,410	115,261
Epistar Corp.	321,439	681,232
Eternal Chemical Co., Ltd.	310,905	241,557
EVA Airways Corp.	1,149,999	727,980
Evergreen International Storage & Transport Corp.	266,000	124,169
Evergreen Marine Corp.	829,717	418,723
Everlight Chemical Industrial Corp.	297,000	156,159
Everlight Electronics Co., Ltd.	103,212	179,341
Far Eastern Department Stores, Ltd.	997,931	1,175,249
Far Eastern International Bank	816,560	303,004
Far Eastern New Century Corp.	912,779	1,058,488
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,901,724
Faraday Technology Corp.	437,215	416,113
Feng Hsin Iron & Steel Co., Ltd.	172,000	274,134
First Financial Holding Co., Ltd.	2,094,978	1,226,412
First Steamship Co., Ltd.	119,084	138,440
Formosa Chemicals & Fibre Corp.	1,174,364	3,094,654
Formosa International Hotels Corp.	27,817	359,923
Formosa Petrochemical Corp.	985,153	3,048,530
Formosa Plastics Corp.	1,691,436	4,508,804
Formosa Taffeta Co., Ltd.	545,000	504,392
Formosan Rubber Group, Inc.	450,000	268,057
Foxconn International Holdings, Ltd.(1)	522,000	335,686
Foxconn Technology Co., Ltd.	288,107	918,239
Fubon Financial Holding Co., Ltd.	2,370,460	2,504,166
Giant Manufacturing Co., Ltd.	168,093	649,152
Gintech Energy Corp.	266,294	286,637
Goldsun Development & Construction Co., Ltd.	617,053	212,630
Great Wall Enterprise Co., Ltd.	235,536	216,881
HannStar Display Corp.(1)	1,853,485	95,971
Highwealth Construction Corp.	208,691	299,425
Hon Hai Precision Industry Co., Ltd.	2,165,472	5,921,989
Hotai Motor Co., Ltd.	98,000	470,543
HTC Corp.	208,311	3,414,372
Hua Nan Financial Holdings Co., Ltd.	1,890,279	1,019,642

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Huaku Development Co., Ltd.	183,344	$370,616
Inotera Memories, Inc.(1)	2,102,619	346,103
Inventec Co., Ltd.	790,100	289,306
KGI Securities Co., Ltd.	1,167,671	414,948
King Yuan Electronics Co., Ltd.	711,274	236,930
Kinsus Interconnect Technology Corp.	166,280	440,791
Largan Precision Co., Ltd.	45,042	840,921
Lee Chang Yung Chemical Industry Corp.	241,613	346,993
Lite-On Technology Corp.	539,985	607,528
Macronix International Co., Ltd.	978,697	390,510
MediaTek, Inc.	288,371	2,639,460
Mega Financial Holding Co., Ltd.	4,109,860	2,736,353
Merida Industry Co., Ltd.	161,000	335,652
Mitac International Corp.	626,073	190,844
Motech Industries, Inc.	116,148	202,770
Nan Kang Rubber Tire Co., Ltd.	720,507	1,079,049
Nan Ya Plastics Corp.	1,960,538	3,888,101
Nan Ya Printed Circuit Board Corp.	99,942	202,720
Nanya Technology Corp.(1)	2,813,575	210,618
Neo Solar Power Corp.	144,016	90,473
Novatek Microelectronics Corp., Ltd.	160,479	401,525
Oriental Union Chemical Corp.	412,000	515,771
Pan-International Industrial Co., Ltd.	144,272	111,323
Pegatron Corp.	322,486	350,411
Phison Electronics Corp.	43,692	262,245
Pou Chen Corp.	1,355,764	1,111,917
Powerchip Technology Corp.(1)	4,744,434	134,237
Powertech Technology, Inc.	160,725	339,836
President Chain Store Corp.	619,120	3,371,658
Qisda Corp.	631,380	129,896
Quanta Computer, Inc.	782,065	1,643,750
Radiant Opto-Electronics Corp.	194,505	554,902
Radium Life Tech Co., Ltd.	291,525	202,952
Realtek Semiconductor Corp.	162,281	237,429
RichTek Technology Corp.	87,497	362,211
Ritek Corp.(1)	968,757	146,018
Ruentex Development Co., Ltd.	303,019	323,628
Ruentex Industries, Ltd.	742,071	1,210,865
Sanyang Industrial Co., Ltd.	742,000	402,574
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	603,266
Shin Kong Synthetic Fibers Corp.	965,996	256,172
Siliconware Precision Industries Co.	431,260	387,498
Siliconware Precision Industries Co. ADR	74,607	325,287
Simplo Technology Co., Ltd.	112,564	655,089
Sincere Navigation	188,000	157,538
Sino-American Silicon Products, Inc.	183,259	280,744
SinoPac Financial Holdings Co., Ltd.	2,339,449	711,517
Solar Applied Materials Technology Corp.	299,846	306,933
Synnex Technology International Corp.	651,960	1,572,385
Tainan Spinning Co., Ltd.	937,506	315,497
Taishin Financial Holdings Co., Ltd.	2,575,846	891,904
Taiwan Business Bank(1)	1,535,146	472,500
Taiwan Cement Corp.	1,018,118	1,175,040
Taiwan Cooperative Financial Holding Co., Ltd.(1)	1,183,682	711,484
Taiwan Fertilizer Co., Ltd.	312,000	725,181
Taiwan Glass Industrial Corp.	241,985	249,023
Taiwan Life Insurance Co., Ltd.	361,770	209,403
Taiwan Mobile Co., Ltd.	904,052	2,816,627
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	15,306,098
Taiwan Tea Corp.	305,346	134,034
Tatung Co., Ltd.(1)	1,214,645	304,961
Teco Electric & Machinery Co., Ltd.	989,000	582,335
Tong Yang Industry Co., Ltd.	356,310	381,876
TPK Holding Co., Ltd.(1)	52,100	677,559
Transcend Information, Inc.	63,886	166,800
Tripod Technology Corp.	152,979	368,473
TSRC Corp.	235,400	576,831
TTY Biopharm Co., Ltd.	107,604	302,349
Tung Ho Steel Enterprise Corp.	293,385	257,370
U-Ming Marine Transport Corp.	202,000	298,934
Uni-President Enterprises Corp.	3,083,658	4,499,685
Unimicron Technology Corp.	305,171	358,398
United Microelectronics Corp.	2,516,361	1,054,264
United Microelectronics Corp. ADR	93,397	199,870
Vanguard International Semiconductor Corp.	784,175	272,382
Walsin Lihwa Corp.	1,085,980	312,305
Wan Hai Lines, Ltd.	606,375	293,101
Waterland Financial Holdings	1,399,329	466,429
Wintek Corp.	706,482	500,969
Wistron Corp.	527,737	667,656
WPG Holdings Co., Ltd.	548,136	631,120
Yageo Corp.	1,003,000	259,399
Yang Ming Marine Transport	1,116,288	445,429
Yieh Phui Enterprise	937,125	308,027
Yuanta Financial Holding Co., Ltd.(1)	3,872,071	1,973,429
Yuen Foong Yu Paper Manufacturing Co., Ltd.	866,414	345,956
Yulon Motor Co., Ltd.	824,420	1,413,687

		$148,317,415

Thailand — 3.7%

Advanced Info Service PCL(6)	2,038,400	$9,062,116
Airports of Thailand PCL(6)	765,700	1,090,555

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)

Asian Property Development PCL(6)	2,209,200	$346,733
Bangkok Bank PCL	575,800	2,797,424
Bangkok Bank PCL(6)	264,800	1,374,436
Bangkok Bank PCL NVDR	35,000	170,041
Bangkok Dusit Medical Services PCL(1)(6)	781,000	2,027,748
Bangkok Expressway PCL(6)	895,900	516,611
Bank of Ayudhya PCL(6)	1,814,000	1,273,535
Banpu PCL(6)	135,800	2,346,900
BEC World PCL(6)	2,033,100	2,894,072
Big C Supercenter PCL(6)	113,000	428,992
Bumrungrad Hospital PCL(6)	503,200	741,011
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	145,884
Central Pattana PCL(6)	540,700	646,244
Charoen Pokphand Foods PCL(6)	5,627,300	5,878,343
CP ALL PCL(6)	4,567,700	7,483,615
Delta Electronics (Thailand) PCL(6)	934,670	642,629
Electricity Generating PCL(6)	189,500	577,889
G Steel PCL(1)(6)	23,786,500	278,252
Glow Energy PCL(6)	797,100	1,438,677
Hana Microelectronics PCL(6)	1,084,100	648,802
IRPC PCL(6)	3,989,000	514,948
Italian-Thai Development PCL(6)	6,899,100	790,368
Kasikornbank PCL(6)	1,026,000	4,041,433
Kiatnakin Bank PCL(6)	350,000	354,461
Krung Thai Bank PCL(6)	2,016,100	950,304
Land & Houses PCL	697,800	135,755
Land & Houses PCL(6)	5,499,500	1,070,640
Major Cineplex Group PCL(6)	754,100	340,991
Minor International PCL(6)	3,079,174	1,091,550
Precious Shipping PCL(6)	622,500	319,235
PTT Exploration & Production PCL(6)	925,600	4,936,330
PTT Global Chemical PCL(1)(6)	623,650	1,205,789
PTT PCL(6)	693,500	6,977,245
Quality House PCL(6)	4,710,000	222,070
Ratchaburi Electricity Generating Holding PCL(6)	578,300	806,168
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	242,129
Samart Corp. PCL(6)	2,912,500	663,981
Shin Corp. PCL(6)	426,000	580,106
Siam Cement PCL(6)	393,600	3,899,005
Siam City Cement PCL(6)	42,900	350,410
Siam Commercial Bank PCL(6)	964,300	3,508,270
Siam Makro PCL(6)	157,600	1,192,080
Sino Thai Engineering & Construction PCL(6)	1,553,400	604,454
Thai Airways International PCL(6)	1,290,500	816,594
Thai Beverage PCL	3,621,000	686,163
Thai Oil PCL(6)	490,400	907,183
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	479,586
Thai Union Frozen Products PCL(6)	915,915	1,696,258
Thanachart Capital PCL(6)	523,300	443,052
Thoresen Thai Agencies PCL(6)	719,990	448,985
TMB Bank PCL(6)	3,870,000	193,467
Total Access Communication PCL(6)	1,135,000	2,517,792
TPI Polene PCL(6)	1,130,500	540,479
True Corp. PCL(1)(6)	12,466,592	1,238,670

		$87,576,460

Turkey — 2.8%

Adana Cimento Sanayii TAS	82,728	$146,909
Akbank TAS	1,453,081	4,604,866
Akcansa Cimento AS	38,000	137,452
Akenerji Elektrik Uretim AS(1)	270,121	261,926
Aksa Akrilik Kimya Sanayii AS	228,054	530,875
Alarko Holding AS	207,704	333,488
Anadolu Anonim Turk Sigorta Sirketi	368,571	153,267
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,659,265
Arcelik AS	325,221	1,048,143
Asya Katilim Bankasi AS(1)	874,200	732,324
Aygaz AS	177,606	825,294
Bagfas Bandirma Gubre Fabrikalari AS	8,000	642,012
BIM Birlesik Magazalar AS	111,996	3,101,406
Cimsa Cimento Sanayi ve Ticaret AS	64,400	255,828
Coca-Cola Icecek AS	65,400	779,059
Dogan Sirketler Grubu Holding AS(1)	2,058,552	574,669
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	218,570
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	314,493
Enka Insaat ve Sanayi AS	1,367,076	2,949,131
Eregli Demir ve Celik Fabrikalari TAS	1,722,509	2,974,988
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS(1)	7,000	147,141
Gubre Fabrikalari TAS(1)	59,700	356,819
Haci Omer Sabanci Holding AS	848,449	2,413,608
Ihlas Holding AS(1)	1,888,400	766,279
Is Gayrimenkul Yatirim Ortakligi AS	409,199	215,760
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	503,721
KOC Holding AS	1,383,375	4,140,336
Koza Altin Isletmeleri AS	68,700	908,782
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	235,964
Net Holding AS(1)	282,129	233,608
Petkim Petrokimya Holding AS(1)	606,041	628,871
Petrol Ofisi AS(1)	123,246	254,333
Sekerbank TAS	658,499	312,258
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	179,292

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

TAV Havalimanlari Holding AS(1)	257,200	$1,091,889
Tekfen Holding AS	307,071	863,918
Tofas Turk Otomobil Fabrikasi AS	172,700	539,276
Trakya Cam Sanayii AS	353,686	454,660
Tupras-Turkiye Petrol Rafinerileri AS	192,141	4,046,955
Turcas Petrolculuk AS	159,229	186,188
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	1,023,105
Turk Sise ve Cam Fabrikalari AS	541,985	814,625
Turk Telekomunikasyon AS	698,500	2,585,156
Turkcell Iletisim Hizmetleri AS(1)	1,148,294	5,411,656
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	452,689
Turkiye Garanti Bankasi AS	2,006,174	6,236,926
Turkiye Halk Bankasi AS	324,700	1,692,322
Turkiye Is Bankasi	1,315,506	2,294,822
Turkiye Sinai Kalkinma Bankasi AS	544,909	525,096
Turkiye Vakiflar Bankasi TAO	615,021	793,989
Ulker Gida Sanayi ve Ticaret AS	204,629	583,322
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	165,716
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	199,973
Yapi ve Kredi Bankasi AS(1)	725,093	1,026,644
Yazicilar Holding AS	39,000	205,408
Zorlu Enerji Elektrik Uretim AS(1)	124,509	97,777

		$65,832,849

United Arab Emirates — 1.7%

Aabar Investments (PJSC)(1)(2)	3,577,200	$706,062
Abu Dhabi Commercial Bank (PJSC)(1)	3,871,886	2,921,894
Abu Dhabi National Hotels	832,200	498,334
Agthia Group (PJSC)	550,000	268,045
Air Arabia	11,206,000	1,790,623
Ajman Bank (PJSC)(1)	1,582,800	345,470
Aldar Properties (PJSC)(1)	3,233,500	812,295
Arabtec Holding Co.(1)	10,827,750	4,700,024
Aramex (PJSC)	3,170,710	1,555,736
Dana Gas(1)	24,909,987	3,057,415
DP World, Ltd.	539,236	5,232,981
Drake & Scull International (PJSC)(1)	810,000	174,265
Dubai Financial Market(1)	5,958,200	1,365,731
Dubai Investments (PJSC)	2,251,568	371,766
Dubai Islamic Bank (PJSC)	2,312,900	1,222,991
Emaar Properties (PJSC)	8,426,100	5,908,476
Emirates NBD (PJSC)	260,000	208,497
First Gulf Bank (PJSC)	666,947	2,820,973
Gulf Navigation Holding(1)	3,460,300	203,163
Islamic Arabic Insurance Co.(1)	1,469,160	228,130
National Bank of Abu Dhabi (PJSC)	1,148,160	3,364,647
National Central Cooling Co. (Tabreed)(1)	431,247	58,425
Ras Al Khaimah Co.	1,319,300	575,812
Ras Al Khaimah Properties (PJSC)(1)	5,586,000	426,298
Sorouh Real Estate Co.(1)	2,789,865	655,297
Union National Bank	1,070,375	837,605
Waha Capital (PJSC)	2,068,608	287,542

		$40,598,497

Vietnam — 0.5%

Baoviet Holdings	287,600	$560,289
Development Investment Construction Corp.	367,510	181,716
FPT Corp.	418,466	988,489
Gemadept Corp.(1)	108,333	92,169
Hagl JSC(1)	760,000	704,406
Hoa Phat Group JSC(1)	757,500	630,187
Kim Long Securities Corp.(1)	1,311,300	498,808
Kinh Bac City Development Share Holding Corp.(1)	333,700	160,167
Kinhdo Corp.	268,900	332,355
Masan Group Corp.(1)	158,600	682,153
PetroVietnam Construction JSC(1)	1,080,660	349,191
PetroVietnam Drilling and Well Services JSC	538,346	849,701
PetroVietnam Fertilizer and Chemical JSC	721,940	816,757
Refrigeration Electrical Engineering Corp.	487,200	261,613
Saigon Securities, Inc.	719,620	468,541
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	208,974
Tan Tao Investment Industry Co.(1)	733,399	226,522
Vietnam Construction and Import-Export JSC(1)	459,600	194,424
Vietnam Dairy Products JSC	343,095	1,410,663
Vincom JSC	484,197	2,291,862

		$11,908,987

Total Common Stocks
(identified cost $1,933,708,676)		$2,326,984,370

Corporate Bonds — 0.0%(5)

		Principal
		Amount
Security		(000’s omitted)	Value

India — 0.0%(5)

Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$14,551

Total Corporate Bonds
(identified cost $16,135)			$14,551

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Equity-Linked Securities(7) — 1.0%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 1.0%

Abdullah Al Othaim Markets(4)	6/2/13	14,800	$390,206
Al Rajhi Bank(4)	4/30/12	108,000	1,997,892
Alinma Bank(4)	6/4/12	102,800	255,617
Almarai Co., Ltd.(4)	3/27/12	37,000	985,380
Arab National Bank(4)	6/4/12	81,600	601,633
Bank Albilad(1)(4)	9/21/12	59,100	309,273
Banque Saudi Fransi(4)	4/30/12	39,500	441,849
Company for Cooperative Insurance (The)(4)	6/22/12	16,200	225,168
Dar Al Arkan Real Estate Development(4)	8/13/12	70,500	136,763
Etihad Etisalat Co.(4)	4/2/12	150,600	2,093,227
Fawaz Abdulaziz Alhokair Co.(4)	4/4/12	21,500	371,930
Fitaihi Holding Group(1)(4)	11/26/12	52,000	188,230
Jabal Omar Development Co.(1)(4)	5/3/12	88,593	289,978
Jarir Marketing Co.(4)	6/4/12	7,600	421,778
Makkah Construction & Development Co.(4)	3/15/13	35,000	328,517
Mobile Telecommunications Co.(1)(4)	6/4/12	115,000	170,959
Mohammad Al-Mojil Group(4)	1/7/13	38,000	246,987
National Industrialization Co.(4)	5/14/12	191,653	2,097,853
Rabigh Refining and Petrochemicals Co.(1)(4)	4/2/12	28,700	175,060
Riyad Bank(4)	6/11/12	68,500	429,700
Sahara Petrochemical Co.(4)	11/26/12	101,700	421,013
Samba Financial Group(4)	4/30/12	70,600	879,161
Saudi Arabian Amiantit Co.(4)	6/25/12	32,700	141,038
Saudi Arabian Fertilizer Co.(4)	6/4/12	10,600	491,460
Saudi Arabian Mining Co.(4)	6/25/12	45,000	300,584
Saudi Basic Industries Corp.(4)	3/26/12	102,100	2,637,442
Saudi British Bank(4)	10/2/12	20,500	221,389
Saudi Cable Co.(4)	9/21/12	27,500	102,477
Saudi Cement Co.(4)	8/13/12	20,250	393,504
Saudi Ceramic Co.(4)	8/16/13	9,200	367,674
Saudi Chemical Co.(4)	11/26/12	28,700	302,673
Saudi Electricity Co.(4)	6/25/12	277,000	1,013,765
Saudi Industrial Investment Group(4)	6/11/12	49,800	253,967
Saudi International Petrochemicals Co.(4)	9/21/12	67,870	356,979
Saudi Kayan Petrochemical Co.(1)(4)	6/4/12	77,300	355,047
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	360,267
Saudi Telecom Co.(4)	5/21/12	86,900	784,377
Savola(4)	4/20/12	93,100	703,799
Yanbu National Petrochemicals Co.(1)(4)	1/7/13	42,500	500,340

Total Equity-Linked Securities
(identified cost $21,099,652)			$22,744,956

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$5,477,394
Vietnam Growth Fund, Ltd.(1)	15,639	172,811

Total Investment Funds
(identified cost $7,976,611)		$5,650,205

Rights(1) — 0.0%(5)

Security	Shares	Value

Cia Sud Americana de Vapores SA, Exp. 1/16/12	1,254,839	$1,304
Credit Immobilier et Hotelier	17,500	2,119
Flour Mills of Nigeria PLC	176,001	54
Gol Linhas Aereas Inteligentes SA, Exp. 1/26/12	1,842	10
PetroVietnam Construction JSC, Exp. 1/13/12	1,029,200	0
Quinenco SA, Exp. 1/18/12	56,614	1,090
Sahaviriya Steel Industries PCL	979	0
Sigdo Koppers SA, Exp. 1/19/12	218,143	7,193
Union Bank of Nigeria PLC, Exp. 1/20/12	8,699,795	112,942
Vietnam Construction and Import-Export JSC, Exp. 1/9/12	459,600	0

Total Rights
(identified cost $0)		$124,712

Warrants(1) — 0.0%(5)

Security	Shares	Value

Sunway Bhd, Exp. 8/17/16, Strike MYR 2.80	75,608	$13,834

Total Warrants
(identified cost $6,033)		$13,834

Total Investments — 99.0%
(identified cost $1,962,807,107)		$2,355,532,628

Other Assets, Less Liabilities — 1.0%		$24,740,574

Net Assets — 100.0%		$2,380,273,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.
PDR	- Philippine Deposit Receipt
PFC Shares	- Preference Shares

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Portfolio of Investments (Unaudited) — continued

INR	- Indian Rupee
MYR	- Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $24,261,236 or 1.0% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	12.9%	$307,755,402
Hong Kong Dollar	8.0	189,336,252
South African Rand	6.4	151,367,549
New Taiwan Dollar	6.2	147,310,755
Brazilian Real	6.0	143,754,080
South Korean Won	6.0	142,314,352
Mexican Peso	6.0	142,014,426
Indian Rupee	5.3	125,381,788
Thai Baht	3.6	85,825,253
Malaysian Ringgit	3.2	77,130,769
Indonesian Rupiah	3.2	75,715,067
Polish Zloty	2.8	67,006,663
New Turkish Lira	2.8	65,380,160
Chilean Peso	2.2	52,500,196
Qatari Riyal	1.9	45,655,725
Philippine Peso	1.9	44,297,515
Kuwaiti Dinar	1.7	40,501,573
Hungarian Forint	1.6	38,886,953
Moroccan Dirham	1.6	38,485,382
Czech Koruna	1.5	35,988,521
United Arab Emirates Dirham	1.5	35,365,516
Colombian Peso	1.4	34,181,206
Egyptian Pound	1.4	33,268,820
Euro	1.0	23,825,789
Other currency, less than 1% each	8.9	212,282,916

Total Investments	99.0%	$2,355,532,628

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	25.4%	$603,455,587
Materials	11.8	280,896,722
Telecommunication Services	11.1	264,170,940
Energy	10.1	239,438,563
Industrials	9.9	236,056,490
Consumer Staples	9.4	222,320,992
Consumer Discretionary	7.2	172,194,618
Information Technology	7.1	169,505,502
Utilities	4.9	116,776,326
Health Care	1.9	44,913,586
Investment Funds	0.2	5,650,205
Other	0.0	153,097

Total Investments	99.0%	$2,355,532,628

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2011

Investments, at value (identified cost, $1,962,807,107)	$2,355,532,628
Cash	42,595
Foreign currency, at value (identified cost, $7,930,747)	7,830,399
Dividends and interest receivable	1,730,209
Receivable for investments sold	22,270,212
Receivable for Fund shares sold	6,759,266
Tax reclaims receivable	62,227

Total assets	$2,394,227,536

Liabilities

Demand note payable	$6,000,000
Payable for investments purchased	20,887
Payable for Fund shares redeemed	5,808,847
Payable to affiliates:
Investment adviser fee	925,386
Administration fee	1,028,206
Accrued foreign capital gains taxes	170,491
Accrued expenses	517

Total liabilities	$13,954,334

Net Assets	$2,380,273,202

Sources of Net Assets

Paid-in capital	$2,099,046,662
Accumulated net realized loss	(89,979,149)
Accumulated distributions in excess of net investment income	(21,028,094)
Net unrealized appreciation	392,233,783

Total	$2,380,273,202

Class I Shares

Net Assets	$2,380,273,202
Shares Outstanding	57,695,191
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$41.26

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	December 31, 2011

Dividends (net of foreign taxes, $3,066,811)	$26,891,287
Interest (net of foreign taxes, $105)	1,635

Total investment income	$26,892,922

Expenses

Investment adviser fee	$5,680,536
Administration fee	6,311,706
Stock dividend tax	225,311
Other expenses	517

Total expenses	$12,218,070

Net investment income	$14,674,852

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$8,338,030
Foreign currency transactions	(1,933,054)

Net realized gain	$6,404,976

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $64,109)	$(559,092,641)
Foreign currency	(445,315)

Net change in unrealized appreciation (depreciation)	$(559,537,956)

Net realized and unrealized loss	$(553,132,980)

Net decrease in net assets from operations	$(538,458,128)

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	June 30, 2011

From operations —
Net investment income	$14,674,852	$39,428,409
Net realized gain from investment and foreign currency transactions	6,404,976	14,219,334
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(559,537,956)	496,196,505

Net increase (decrease) in net assets from operations	$(538,458,128)	$549,844,248

Distributions to shareholders —
From net investment income	$(36,178,705)	$(44,000,098)

Total distributions to shareholders	$(36,178,705)	$(44,000,098)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$290,197,568	$617,440,562
Net asset value of shares issued to shareholders in payment of distributions declared	24,327,108	29,600,150
Cost of shares redeemed	(136,951,718)	(231,192,398)
Redemption fees	2,429,016	4,109,591

Net increase in net assets from Fund share transactions	$180,001,974	$419,957,905

Net increase (decrease) in net assets	$(394,634,859)	$925,802,055

Net Assets

At beginning of period	$2,774,908,061	$1,849,106,006

At end of period	$2,380,273,202	$2,774,908,061

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(21,028,094)	$475,759

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Financial Highlights

	Class I

	Six Months Ended		Year Ended June 30,
	December 31, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$51.610		$40.800	$33.060	$47.940	$47.670	$31.600

Income (Loss) From Operations

Net investment income(1)	$0.264		$0.794	$0.634	$0.731	$0.857	$0.700
Net realized and unrealized gain (loss)	(10.027)		10.829	7.439	(15.029)	0.953	16.070

Total income (loss) from operations	$(9.763)		$11.623	$8.073	$(14.298)	$1.810	$16.770

Less Distributions

From net investment income	$(0.631)		$(0.896)	$(0.425)	$(0.747)	$(0.933)	$(0.750)
From net realized gain	—		—	—	—	(0.728)	—

Total distributions	$(0.631)		$(0.896)	$(0.425)	$(0.747)	$(1.661)	$(0.750)

Redemption fees(1)	$0.044		$0.083	$0.092	$0.165	$0.121	$0.050

Net asset value — End of period	$41.260		$51.610	$40.800	$33.060	$47.940	$47.670

Total Return(2)	(18.83	)%(3)	28.74%	24.66%	(29.00)%	3.71%	53.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,380,273		$2,774,908	$1,849,106	$1,253,352	$1,456,200	$1,168,050
Ratios (as a percentage of average daily net assets):
Expenses	0.97	%(4)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.16	%(4)	1.61%	1.54%	2.37%	1.68%	1.80%
Portfolio Turnover	1	%(3)	4%	11%	14%	4%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Fund is subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the six months ended December 31, 2011, such tax amounted to $87,930 and is included in net realized gain (loss) on foreign currency.

At June 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $92,758,051 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2011.

Additionally, at June 30, 2011, the Fund had a net capital loss of $1,400,262 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2012.

As of December 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J Repurchase Agreements — The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. The terms of a repurchase agreement provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result.

K Interim Financial Statements — The interim financial statements relating to December 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2011, the investment adviser fee amounted to $5,680,536. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2011, the administration fee amounted to $6,311,706. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM. Trustees’ fees incurred by the Fund for the six months ended December 31, 2011 were paid by EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $217,419,065 and $35,063,556, respectively, for the six months ended December 31, 2011.

5 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six-Months Ended
	December 31, 2011	Year Ended
	(Unaudited)	June 30, 2011

Sales	6,474,097	12,546,149
Issued to shareholders electing to receive payments of distributions in Fund shares	593,634	584,521
Redemptions	(3,137,136)	(4,682,529)

Net increase	3,930,595	8,448,141

For the six months ended December 31, 2011 and the year ended June 30, 2011, the Fund received $2,429,016 and $4,109,591, respectively, in redemption fees.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,990,416,642

Gross unrealized appreciation	$623,722,007
Gross unrealized depreciation	(258,606,021)

Net unrealized appreciation	$365,115,986

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

7 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2011, the Fund had a balance outstanding pursuant to this line of credit of $6,000,000 at an interest rate of 1.07%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2011. The Fund’s average borrowings or allocated fees during the six months ended December 31, 2011 were not significant.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$41,980,903	$896,068,738		$296,822	$938,346,463
Emerging Europe	22,652,933	386,266,217		0	408,919,150
Latin America	468,420,342	—		0	468,420,342
Middle East/Africa	19,557,166	490,586,460		1,154,789	511,298,415

Total Common Stocks	$552,611,344	$1,772,921,415	*	$1,451,611	$2,326,984,370

Corporate Bonds	$—	$14,551		$—	$14,551
Equity-Linked Securities	—	22,744,956		—	22,744,956
Investment Funds	—	5,650,205		—	5,650,205
Rights	124,712	—		—	124,712
Warrants	13,834	—		—	13,834

Total Investments	$552,749,890	$1,801,331,127		$1,451,611	$2,355,532,628

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2011	$994,840
Realized gains (losses)	(817,790)
Change in net unrealized appreciation (depreciation)*	(1,365,066)
Cost of purchases	526,112
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3**	2,113,515
Transfers from Level 3**	—

Balance as of December 31, 2011	$1,451,611

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2011*	$(1,653,294)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

Officers and Trustees

Officers of Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Michael W. Weilheimer President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

December 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050-2/12	TMEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 10, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 10, 2012